UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Balanced Fund

		Shares	Value ($)*
Common Stocks — 59.9%
CONSUMER DISCRETIONARY — 3.7%
Hotels, Restaurants & Leisure — 0.5%
	Penn National Gaming, Inc. (a)	18,800	398,560
	Starbucks Corp. (a)	36,300	324,159
Hotels, Restaurants & Leisure Total			722,719
Media — 1.3%
	Focus Media Holding Ltd., ADR (a)	21,200	158,364
	McGraw-Hill Companies, Inc.	51,300	1,282,500
	News Corp., Class A	89,100	703,890
Media Total			2,144,754
Multiline Retail — 0.3%
	Target Corp.	14,600	492,896
Multiline Retail Total			492,896
Specialty Retail — 0.2%
	J Crew Group, Inc. (a)	27,700	280,878
Specialty Retail Total			280,878
Textiles, Apparel & Luxury Goods — 1.4%
	NIKE, Inc., Class B	33,000	1,757,250
	Polo Ralph Lauren Corp.	11,600	501,120
Textiles, Apparel & Luxury Goods Total			2,258,370
CONSUMER DISCRETIONARY TOTAL			5,899,617
CONSUMER STAPLES — 7.0%
Beverages — 2.2%
	Diageo PLC, ADR	12,100	682,077
	Molson Coors Brewing Co., Class B	16,700	742,649
	PepsiCo, Inc.	38,200	2,165,940
Beverages Total			3,590,666
Food & Staples Retailing — 0.9%
	Kroger Co.	53,875	1,490,183
Food & Staples Retailing Total			1,490,183
Food Products — 0.5%
	ConAgra Foods, Inc.	54,000	796,500
Food Products Total			796,500
Household Products — 0.4%
	Colgate-Palmolive Co.	10,830	704,708
Household Products Total			704,708
Personal Products — 1.1%
	Avon Products, Inc.	44,000	928,400
	Herbalife Ltd.	44,300	787,654
Personal Products Total			1,716,054

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.9%
	Philip Morris International, Inc.	72,000	3,035,520
Tobacco Total			3,035,520
CONSUMER STAPLES TOTAL			11,333,631
ENERGY — 8.6%
Energy Equipment & Services — 1.1%
	Halliburton Co.	34,000	598,400
	Schlumberger Ltd.	10,400	527,696
	Transocean, Inc. (a)	9,019	603,190
Energy Equipment & Services Total			1,729,286
Oil, Gas & Consumable Fuels — 7.5%
	Anadarko Petroleum Corp.	21,800	894,890
	Apache Corp.	20,200	1,561,460
	Chevron Corp.	29,600	2,338,696
	ConocoPhillips	25,800	1,355,016
	Devon Energy Corp.	12,170	880,378
	Exxon Mobil Corp.	64,000	5,129,600
Oil, Gas & Consumable Fuels Total			12,160,040
ENERGY TOTAL			13,889,326
FINANCIALS — 9.4%
Capital Markets — 2.8%
	Bank of New York Mellon Corp.	55,100	1,664,571
	Goldman Sachs Group, Inc.	9,200	726,708
	Invesco Ltd.	68,100	854,655
	State Street Corp.	29,100	1,225,401
Capital Markets Total			4,471,335
Commercial Banks — 1.1%
	Wells Fargo & Co.	64,000	1,848,960
Commercial Banks Total			1,848,960
Consumer Finance — 0.2%
	American Express Co.	13,705	319,463
Consumer Finance Total			319,463
Diversified Financial Services — 2.0%
	Citigroup, Inc.	44,100	365,589
	JPMorgan Chase & Co.	89,480	2,832,937
Diversified Financial Services Total			3,198,526
Insurance — 3.3%
	ACE Ltd.	29,100	1,520,475
	Axis Capital Holdings Ltd.	28,500	721,335
	Berkshire Hathaway, Inc., Class B (a)	576	2,015,424

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Chubb Corp.	10,800	554,688
	Unum Group	41,300	615,370
Insurance Total			5,427,292
FINANCIALS TOTAL			15,265,576
HEALTH CARE — 9.5%
Biotechnology — 0.9%
	Amgen, Inc. (a)	27,500	1,527,350
Biotechnology Total			1,527,350
Health Care Equipment & Supplies — 1.5%
	Baxter International, Inc.	30,400	1,608,160
	Covidien Ltd.	23,025	848,471
Health Care Equipment & Supplies Total			2,456,631
Health Care Providers & Services — 1.9%
	McKesson Corp.	46,430	1,622,264
	Medco Health Solutions, Inc. (a)	32,500	1,365,000
Health Care Providers & Services Total			2,987,264
Life Sciences Tools & Services — 0.7%
	Thermo Fisher Scientific, Inc. (a)	33,130	1,182,078
Life Sciences Tools & Services Total			1,182,078
Pharmaceuticals — 4.5%
	Abbott Laboratories	65,599	3,436,732
	Allergan, Inc.	26,100	983,448
	Johnson & Johnson	37,400	2,190,892
	Schering-Plough Corp.	40,800	685,848
Pharmaceuticals Total			7,296,920
HEALTH CARE TOTAL			15,450,243
INDUSTRIALS — 5.0%
Aerospace & Defense — 2.7%
	Honeywell International, Inc.	27,590	768,657
	Northrop Grumman Corp.	29,400	1,203,930
	Raytheon Co.	34,900	1,703,120
	United Technologies Corp.	15,200	737,656
Aerospace & Defense Total			4,413,363
Industrial Conglomerates — 1.5%
	General Electric Co.	84,000	1,442,280
	Tyco International Ltd.	45,025	941,023
Industrial Conglomerates Total			2,383,303

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Road & Rail — 0.8%
	Union Pacific Corp.	25,520	1,277,021
Road & Rail Total			1,277,021
INDUSTRIALS TOTAL			8,073,687
INFORMATION TECHNOLOGY — 10.3%
Communications Equipment — 1.4%
	Nokia Oyj, ADR	15,900	225,303
	QUALCOMM, Inc.	60,000	2,014,200
Communications Equipment Total			2,239,503
Computers & Peripherals — 2.0%
	Apple, Inc. (a)	8,800	815,496
	EMC Corp. (a)	73,500	776,895
	Hewlett-Packard Co.	48,500	1,711,080
Computers & Peripherals Total			3,303,471
Internet Software & Services — 2.4%
	Google, Inc., Class A (a)	9,800	2,871,008
	VeriSign, Inc. (a)	47,600	1,027,684
Internet Software & Services Total			3,898,692
IT Services — 1.4%
	MasterCard, Inc., Class A	15,500	2,252,150
IT Services Total			2,252,150
Software — 3.1%
	McAfee, Inc. (a)	17,500	530,775
	Microsoft Corp.	193,590	3,914,390
	Oracle Corp. (a)	35,175	565,966
Software Total			5,011,131
INFORMATION TECHNOLOGY TOTAL			16,704,947
MATERIALS — 1.3%
Chemicals — 1.3%
	Ecolab, Inc.	17,153	658,504
	Intrepid Potash, Inc. (a)	28,500	547,200
	Monsanto Co.	11,500	910,800
Chemicals Total			2,116,504
MATERIALS TOTAL			2,116,504
TELECOMMUNICATION SERVICES — 2.8%
Diversified Telecommunication Services — 2.8%
	AT&T, Inc.	88,900	2,538,984

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Diversified Telecommunication Services — (continued)
	Verizon Communications, Inc.	61,300	2,001,445
Diversified Telecommunication Services Total			4,540,429
TELECOMMUNICATION SERVICES TOTAL			4,540,429
UTILITIES — 2.3%
Electric Utilities — 2.3%
	Entergy Corp.	14,300	1,216,930
	FirstEnergy Corp.	21,300	1,247,754
	FPL Group, Inc.	24,700	1,204,372
Electric Utilities Total			3,669,056
UTILITIES TOTAL			3,669,056

	Total Common Stocks (cost of $109,505,737)		96,943,016

		Par ($)
Mortgage-Backed Securities — 11.9%
Federal Home Loan Mortgage Corp.
	5.000% 03/01/38	727,935	732,159
	5.000% 07/01/38	2,123,220	2,135,542
	5.500% 12/01/18	841,006	857,788
	5.500% 07/01/19	240,876	245,307
	5.500% 07/01/21	246,419	250,413
	5.500% 08/01/21	55,917	56,823
	5.500% 12/01/37	760,938	772,582
	5.500% 07/01/38	1,487,636	1,510,398
	6.000% 03/01/17	63,272	64,533
	6.000% 04/01/17	397,000	404,909
	6.000% 05/01/17	217,798	222,137
	6.000% 08/01/17	128,647	131,210
	6.000% 08/01/38	997,157	1,019,271
	6.500% 08/01/32	130,776	135,432
Federal National Mortgage Association
	5.000% 05/01/37	661,447	666,179
	5.500% 04/01/36	1,922,224	1,955,841
	5.500% 05/01/36	71,483	72,733
	5.622% 07/01/32(b)	247,856	251,724
	6.000% 09/01/36	537,224	549,558
	6.000% 10/01/36	1,275,716	1,305,003
	6.000% 07/01/37	179,528	183,640
	6.000% 08/01/37	671,776	687,160
	6.000% 09/01/37	658,098	673,169
	6.500% 03/01/37	337,035	346,887

5

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 08/01/37	1,228,018	1,263,652
	6.500% 06/01/38	754,343	776,232
	TBA,
	5.000% 12/11/38(c)	1,025,000	1,031,726
Government National Mortgage Association
	5.500% 05/15/38	738,449	752,374
	7.000% 10/15/31	59,396	61,248
	7.000% 04/15/32	57,276	59,036
	7.000% 05/15/32	73,058	75,303

	Total Mortgage-Backed Securities (cost of $18,860,715)		19,249,969

Corporate Fixed-Income Bonds & Notes — 9.7%
BASIC MATERIALS — 0.5%
Chemicals — 0.2%
EI Du Pont de Nemours & Co.
	5.000% 07/15/13	185,000	184,992
Huntsman International LLC
	7.875% 11/15/14	105,000	69,300
Chemicals Total			254,292
Forest Products & Paper — 0.1%
Domtar Corp.
	7.125% 08/15/15	105,000	71,400
Georgia-Pacific Corp.
	8.000% 01/15/24	120,000	77,400
Forest Products & Paper Total			148,800
Iron/Steel — 0.2%
Nucor Corp.
	5.850% 06/01/18	265,000	248,301
Iron/Steel Total			248,301
Metals & Mining — 0.0%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	105,000	74,550
Metals & Mining Total			74,550
BASIC MATERIALS TOTAL			725,943
COMMUNICATIONS — 1.5%
Media — 0.6%
Charter Communications Holdings II LLC
	10.250% 09/15/10	100,000	50,750
Comcast Corp.
	7.050% 03/15/33	225,000	192,616

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Media — (continued)
CSC Holdings, Inc.
	7.625% 04/01/11	100,000	88,500
EchoStar DBS Corp.
	6.625% 10/01/14	110,000	78,650
Lamar Media Corp.
	7.250% 01/01/13	95,000	75,287
News America, Inc.
	6.550% 03/15/33	275,000	215,586
R.H. Donnelley Corp.
	8.875% 10/15/17	200,000	26,000
Time Warner Cable, Inc.
	7.300% 07/01/38	250,000	208,473
Viacom, Inc.
	6.125% 10/05/17	75,000	60,990
Media Total			996,852
Telecommunication Services — 0.9%
AT&T, Inc.
	5.100% 09/15/14	225,000	201,821
British Telecommunications PLC
	5.150% 01/15/13	175,000	164,041
Citizens Communications Co.
	7.875% 01/15/27	130,000	63,700
Cricket Communications, Inc.
	9.375% 11/01/14	120,000	95,250
Intelsat Corp.
	9.250% 06/15/16(d)	100,000	83,500
Lucent Technologies, Inc.
	6.450% 03/15/29	145,000	58,000
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	200,000	193,266
Qwest Communications International, Inc.
	7.500% 02/15/14	110,000	71,500
Telefonica Emisones SAU
	5.984% 06/20/11	300,000	286,941
Vodafone Group PLC
	5.000% 12/16/13	200,000	178,937

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — (continued)
Windstream Corp.
	8.625% 08/01/16	110,000	85,800
Telecommunication Services Total			1,482,756
COMMUNICATIONS TOTAL			2,479,608
CONSUMER CYCLICAL — 0.5%
Apparel — 0.0%
Levi Strauss & Co.
	9.750% 01/15/15	110,000	66,000
Apparel Total			66,000
Auto Manufacturers — 0.0%
General Motors Corp.
	8.375% 07/15/33	125,000	27,500
Auto Manufacturers Total			27,500
Home Builders — 0.0%
KB Home
	5.875% 01/15/15	60,000	34,800
Home Builders Total			34,800
Lodging — 0.2%
Marriott International, Inc.
	5.625% 02/15/13	175,000	134,956
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(d)	130,000	49,400
MGM Mirage
	7.500% 06/01/16	120,000	61,800
Lodging Total			246,156
Retail — 0.3%
CVS Caremark Corp.
	5.750% 06/01/17	200,000	173,641
Wal-Mart Stores, Inc.
	5.800% 02/15/18	300,000	312,890
Retail Total			486,531
CONSUMER CYCLICAL TOTAL			860,987
CONSUMER NON-CYCLICAL — 1.0%
Beverages — 0.3%
Bottling Group LLC
	6.950% 03/15/14	225,000	235,647
Diageo Capital PLC
	4.375% 05/03/10	200,000	197,632
Beverages Total			433,279

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — 0.0%
Iron Mountain, Inc.
	8.000% 06/15/20	100,000	77,000
Commercial Services Total			77,000
Food — 0.3%
ConAgra Foods, Inc.
	6.750% 09/15/11	160,000	158,357
Kraft Foods, Inc.
	6.500% 08/11/17	170,000	161,757
Kroger Co.
	6.200% 06/15/12	200,000	199,954
Food Total			520,068
Healthcare Products — 0.1%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	110,000	81,400
Healthcare Products Total			81,400
Healthcare Services — 0.1%
Community Health Systems, Inc.
	8.875% 07/15/15	100,000	80,250
HCA, Inc.
	9.250% 11/15/16	25,000	20,313
	PIK,
	9.625% 11/15/16	75,000	54,000
Healthcare Services Total			154,563
Household Products/Wares — 0.1%
Fortune Brands, Inc.
	5.375% 01/15/16	175,000	141,350
Household Products/Wares Total			141,350
Pharmaceuticals — 0.1%
Wyeth
	5.500% 02/01/14	220,000	211,589
Pharmaceuticals Total			211,589
CONSUMER NON-CYCLICAL TOTAL			1,619,249
ENERGY — 1.1%
Coal — 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	105,000	84,525
Coal Total			84,525
Oil & Gas — 0.5%
Canadian Natural Resources Ltd.
	5.700% 05/15/17	150,000	127,581

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Chesapeake Energy Corp.
	6.375% 06/15/15	230,000	161,000
KCS Energy, Inc.
	7.125% 04/01/12	105,000	75,600
Nexen, Inc.
	5.875% 03/10/35	225,000	155,359
OPTI Canada, Inc.
	8.250% 12/15/14	100,000	39,000
Talisman Energy, Inc.
	6.250% 02/01/38	235,000	165,202
Valero Energy Corp.
	6.875% 04/15/12	175,000	171,305
Oil & Gas Total			895,047
Oil & Gas Services — 0.2%
Halliburton Co.
	5.900% 09/15/18	175,000	176,273
Weatherford International Ltd.
	5.150% 03/15/13	150,000	132,496
Oil & Gas Services Total			308,769
Pipelines — 0.3%
El Paso Corp.
	6.875% 06/15/14	115,000	85,250
MarkWest Energy Partners LP
	8.500% 07/15/16	100,000	65,500
Plains All American Pipeline LP
	6.650% 01/15/37	225,000	141,018
TransCanada Pipelines Ltd.
	6.350% 05/15/67(b)	245,000	123,268
Pipelines Total			415,036
ENERGY TOTAL			1,703,377
FINANCIALS — 3.0%
Banks — 1.4%
Bank of New York Mellon Corp.
	5.125% 08/27/13	300,000	297,652
Citigroup, Inc.
	5.000% 09/15/14	225,000	184,472
Credit Suisse/New York NY
	6.000% 02/15/18	275,000	232,538

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Banks — (continued)
Deutsche Bank AG/London
	4.875% 05/20/13	250,000	239,622
JPMorgan Chase & Co.
	6.000% 01/15/18	255,000	246,119
PNC Funding Corp.
	5.625% 02/01/17	240,000	220,279
SunTrust Preferred Capital I
	5.853% 12/15/11(b)	200,000	90,000
USB Capital IX
	6.189% 04/15/49(b)	375,000	195,000
Wachovia Corp.
	4.875% 02/15/14	300,000	247,662
Wells Fargo & Co.
	5.250% 10/23/12	260,000	256,330
Banks Total			2,209,674
Commercial Banks — 0.1%
Keycorp
	6.500% 05/14/13	165,000	150,743
Commercial Banks Total			150,743
Diversified Financial Services — 1.0%
AGFC Capital Trust I
	6.000% 01/15/67(b)(d)	280,000	57,907
American Express Credit Corp.
	5.875% 05/02/13	265,000	238,251
Capital One Financial Corp.
	5.500% 06/01/15	325,000	275,117
CDX North America High Yield
	8.875% 06/29/13(d)	300,000	241,500
Ford Motor Credit Co.
	8.000% 12/15/16	125,000	52,678
General Electric Capital Corp.
	5.000% 01/08/16	295,000	256,765
Goldman Sachs Group, Inc.
	6.345% 02/15/34	220,000	133,341
Lehman Brothers Holdings, Inc.
	5.750% 07/18/11(e)	275,000	27,500
Merrill Lynch & Co., Inc.
	6.050% 08/15/12	250,000	237,334
Morgan Stanley
	4.750% 04/01/14	160,000	116,041
Diversified Financial Services Total			1,636,434

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Insurance — 0.3%
Chubb Corp.
	5.750% 05/15/18	90,000	78,455
Principal Life Income Funding Trusts
	5.300% 04/24/13	175,000	161,489
Prudential Financial, Inc.
	6.000% 12/01/17	175,000	138,860
UnitedHealth Group, Inc.
	5.250% 03/15/11	225,000	207,338
Insurance Total			586,142
Real Estate Investment Trusts (REITs) — 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	200,000	166,363
Simon Property Group LP
	5.750% 12/01/15	250,000	160,725
Real Estate Investment Trusts (REITs) Total			327,088
FINANCIALS TOTAL			4,910,081
INDUSTRIAL — 0.9%
Aerospace & Defense — 0.2%
L-3 Communications Corp.
	6.375% 10/15/15	195,000	161,850
United Technologies Corp.
	5.375% 12/15/17	165,000	161,142
Aerospace & Defense Total			322,992
Environmental Control — 0.1%
Allied Waste North America, Inc.
	7.125% 05/15/16	100,000	88,000
Environmental Control Total			88,000
Machinery — 0.1%
Caterpillar Financial Services Corp.
	5.450% 04/15/18	225,000	198,427
Machinery Total			198,427
Machinery-Construction & Mining — 0.0%
Terex Corp.
	8.000% 11/15/17	110,000	78,650
Machinery-Construction & Mining Total			78,650

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIAL — (continued)
Miscellaneous Manufacturing — 0.1%
Bombardier, Inc.
	6.300% 05/01/14(d)	105,000	79,275
Miscellaneous Manufacturing Total			79,275
Packaging & Containers — 0.1%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	100,000	90,500
Packaging & Containers Total			90,500
Transportation — 0.3%
Burlington Northern Santa Fe Corp.
	6.200% 08/15/36	185,000	154,291
Union Pacific Corp.
	3.875% 02/15/09	200,000	200,127
United Parcel Service, Inc.
	4.500% 01/15/13	145,000	147,446
Transportation Total			501,864
INDUSTRIAL TOTAL			1,359,708
TECHNOLOGY — 0.2%
Networking & Telecom Equipment — 0.1%
Cisco Systems, Inc.
	5.250% 02/22/11	150,000	152,076
Networking & Telecom Equipment Total			152,076
Software — 0.1%
Oracle Corp.
	6.500% 04/15/38	225,000	204,574
Software Total			204,574
TECHNOLOGY TOTAL			356,650
UTILITIES — 1.0%
Electric — 0.9%
AES Corp.
	8.000% 10/15/17	105,000	72,450
Commonwealth Edison Co.
	5.950% 08/15/16	200,000	179,773
Consolidated Edison Co. of New York, Inc.
	5.850% 04/01/18	175,000	165,203
Indiana Michigan Power Co.
	5.650% 12/01/15	275,000	233,476
Intergen NV
	9.000% 06/30/17(d)	105,000	84,000
NRG Energy, Inc.
	7.375% 02/01/16	105,000	85,313

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Pacific Gas & Electric Co.
	5.800% 03/01/37	170,000	142,240
Progress Energy, Inc.
	7.750% 03/01/31	250,000	225,562
Southern California Edison Co.
	5.000% 01/15/14	200,000	196,435
Texas Competitive Electric Holdings Co.
	PIK,
	10.500% 11/01/16(d)	130,000	70,200
Electric Total			1,454,652
Gas — 0.1%
Atmos Energy Corp.
	6.350% 06/15/17	210,000	177,729
Gas Total			177,729
UTILITIES TOTAL			1,632,381

	Total Corporate Fixed-Income Bonds & Notes (cost of $19,544,486)		15,647,984

Government & Agency Obligations — 4.8%
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Province of Ontario
	3.125% 09/08/10	350,000	351,857
United Mexican States
	7.500% 04/08/33	250,000	235,950
FOREIGN GOVERNMENT OBLIGATIONS TOTAL			587,807
U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Mortgage Corp.
	5.500% 08/13/14	200,000	221,760
	6.625% 09/15/09	1,310,000	1,360,198
Federal National Mortgage Association
	2.750% 04/11/11	850,000	855,075
	5.000% 10/15/11	325,000	343,817
	5.375% 08/15/09(f)	65,000	66,769
U.S. GOVERNMENT AGENCIES TOTAL			2,847,619
U.S. GOVERNMENT OBLIGATIONS — 2.7%
U.S. Treasury Bonds
	5.375% 02/15/31	3,237,000	4,024,248

14

		Par ($)	Value ($)
Government & Agency Obligations — (continued)
U.S. GOVERNMENT OBLIGATIONS — (continued)
	7.250% 05/15/16	230,000	294,957
U.S. GOVERNMENT OBLIGATIONS TOTAL			4,319,205

	Total Government & Agency Obligations (cost of $7,196,493)		7,754,631

Collateralized Mortgage Obligations — 4.3%
AGENCY — 2.6%
Federal Home Loan Mortgage Corp.
	4.000% 09/15/15	1,686,568	1,689,693
	4.000% 10/15/18	1,900,000	1,839,655
	4.500% 08/15/28	720,000	724,193
AGENCY TOTAL			4,253,541
NON - AGENCY — 1.7%
Bear Stearns Adjustable Rate Mortgage Trust
	5.523% 02/25/47(b)	1,205,768	558,232
Lehman Mortgage Trust
	6.500% 01/25/38	640,603	408,585
SACO I, Inc.
	(g) 09/25/24(b)(h)	8,863	8,686
Structured Asset Securities Corp.
	5.500% 05/25/33	567,840	450,536
	5.500% 07/25/33	759,463	709,512
WaMu Mortgage Pass-Through Certificates
	5.710% 02/25/37(b)	1,240,611	666,423
NON-AGENCY TOTAL			2,801,974

	Total Collateralized Mortgage Obligations (cost of $8,633,871)		7,055,515

Commercial Mortgage-Backed Securities — 3.7%
Bear Stearns Commercial Mortgage Securities
	5.623% 03/11/39(b)	760,000	369,425
	5.742% 09/11/42(b)	750,000	510,166
CS First Boston Mortgage Securities Corp.
	4.577% 04/15/37	975,000	888,111
GE Capital Commercial Mortgage Corp.
	4.170% 07/10/37	463,521	432,329
Greenwich Capital Commercial Funding Corp.
	5.117% 04/10/37	770,000	691,948

15

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
	5.447% 06/12/47	791,000	504,338
	4.780% 07/15/42	1,350,000	675,297
	5.857% 10/12/35	1,500,000	1,354,483
	5.525% 04/15/43(b)	1,122,000	539,839

	Total Commercial Mortgage-Backed Securities (cost of $8,403,500)		5,965,936

Asset-Backed Securities — 2.2%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	179,045	177,589
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	65,655	57,020
Ford Credit Auto Owner Trust
	5.470% 06/15/12	611,000	560,072
Franklin Auto Trust
	5.360% 05/20/16	761,000	702,711
IMC Home Equity Loan Trust
	7.310% 11/20/28	803,420	801,729
	7.520% 08/20/28	624,935	516,329
USAA Auto Owner Trust
	4.500% 10/15/13	840,000	739,929

	Total Asset-Backed Securities (cost of $3,888,453)		3,555,379

Short-Term Obligation — 3.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due on 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 05/29/13, market value $6,191,488 (repurchase proceeds $6,069,101)	6,069,000	6,069,000

	Total Short-Term Obligation (cost of $6,069,000)		6,069,000

	Total Investments — 100.2% (cost of $182,102,255)(i)(j)		162,241,430

	Other Assets & Liabilities, Net — (0.2)%		(327,020)

	Net Assets — 100.0%		161,914,410

16

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$101,262,221	$(10,858)
	Level 2 — Other Significant Observable Inputs	60,970,523	—
	Level 3 — Significant Unobservable Inputs	8,686	—
	Total	$162,241,430	$(10,858)

17

*

Other financial instruments consist of futures contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the three month period ending November 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

		Investments in	Other Financial
		Securities	Instruments
	Balance as of August 31, 2008	$8,880	$—
	Amortization of Premiums	7	—
	Realized gain	3	—
	Change in unrealized depreciation	(143)	—
	Net sales	(61)	—
	Transfers in and or out of Level 3	—	—
	Balance as of November 30, 2008	$8,686	$—

(a)	Non-income producing security.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(c)	Security purchased on a delayed delivery basis.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid, amounted to $665,782, which represents 0.4% of net assets.

(e)

The issuer filed for bankruptcy protection under Chapter 11 and is in default of certain debt covenants.  Income is not being accrued.  At November 30, 2008, the market value of this security amounted to $27,500 which represents less than 0.0% of net assets.

(f)	A portion of this security with a market value of $51,244 is pledged as collateral for open futures contracts.

(g)	Zero coupon bond.

(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(i)	Cost for federal income tax purposes is $182,167,096.

(j)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$7,599,101	$(27,524,767)	$(19,925,666)

At November 30, 2008, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
2-Year U.S. Treasury Note	10	$2,168,125	$2,157,267	Mar-09	$(10,858)

Acronym	Name

ADR	American Depositary Receipt
PIK	Payment-In-Kind
TBA	To Be Announced

18

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Conservative High Yield Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes — 92.6%
BASIC MATERIALS — 10.3%
Chemicals — 3.4%
Agricultural Chemicals — 1.3%
Mosaic Co.
	7.625% 12/01/16(a)	4,215,000	3,624,900
Terra Capital, Inc.
	7.000% 02/01/17	2,305,000	1,665,363
			5,290,263
Chemicals-Diversified — 1.5%
Huntsman International LLC
	6.875% 11/15/13(a)	1,975,000	1,454,841
	7.875% 11/15/14	3,395,000	2,240,700
NOVA Chemicals Corp.
	6.500% 01/15/12	3,610,000	2,508,950
			6,204,491
Chemicals-Specialty — 0.6%
Chemtura Corp.
	6.875% 06/01/16	4,300,000	2,365,000
			2,365,000
Chemicals Total			13,859,754
Forest Products & Paper — 2.0%
Paper & Related Products — 2.0%
Cascades, Inc.
	7.250% 02/15/13	3,705,000	2,074,800
Domtar Corp.
	7.125% 08/15/15	3,840,000	2,611,200
Georgia-Pacific Corp.
	8.000% 01/15/24	3,965,000	2,557,425
NewPage Corp.
	10.000% 05/01/12	1,210,000	653,400
			7,896,825
Forest Products & Paper Total			7,896,825
Iron/Steel — 2.5%
Steel-Producers — 2.5%
Russel Metals, Inc.
	6.375% 03/01/14	3,775,000	3,010,563
Steel Dynamics, Inc.
	7.750% 04/15/16(a)	6,535,000	3,986,350

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
BASIC MATERIALS — (continued)
Iron/Steel — (continued)
Steel-Producers — (continued)
United States Steel Corp.
	7.000% 02/01/18	4,650,000	2,931,062
			9,927,975
Iron/Steel Total			9,927,975
Metals & Mining — 2.4%
Diversified Minerals — 0.7%
FMG Finance Ltd.
	10.625% 09/01/16(a)	4,885,000	2,760,025
			2,760,025
Metal-Diversified — 1.7%
Freeport-McMoRan Copper & Gold, Inc.
	8.375% 04/01/17	9,810,000	6,965,100
			6,965,100
Metals & Mining Total			9,725,125
BASIC MATERIALS TOTAL			41,409,679
COMMUNICATIONS — 14.5%
Media — 6.7%
Broadcast Services/Programs — 0.6%
Liberty Media LLC
	8.250% 02/01/30	3,935,000	2,361,000
			2,361,000
Cable TV — 4.7%
Charter Communications Holdings II LLC
	10.250% 09/15/10	2,875,000	1,459,063
CSC Holdings, Inc.
	7.625% 04/01/11	3,750,000	3,318,750
DirecTV Holdings LLC
	6.375% 06/15/15	8,895,000	7,227,187
EchoStar DBS Corp.
	6.625% 10/01/14	7,085,000	5,065,775
	7.000% 10/01/13	2,000,000	1,500,000
			18,570,775
Multimedia — 1.4%
Lamar Media Corp.
	7.250% 01/01/13	3,213,000	2,546,303
Quebecor Media, Inc.
	7.750% 03/15/16	4,765,000	3,192,550
			5,738,853
Media Total			26,670,628

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
COMMUNICATIONS — (continued)
Telecommunication Services — 7.8%
Cellular Telecommunications — 0.5%
Nextel Communications, Inc.
	7.375% 08/01/15	4,670,000	1,868,000
			1,868,000
Satellite Telecommunications — 1.1%
Inmarsat Finance PLC
	10.375% 11/15/12	2,390,000	2,097,225
Intelsat Corp.
	9.250% 06/15/16(a)	2,820,000	2,354,700
			4,451,925
Telecommunication Equipment — 0.7%
Lucent Technologies, Inc.
	6.450% 03/15/29	7,325,000	2,930,000
			2,930,000
Telecommunication Services — 1.2%
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	3,090,000	2,441,100
Wind Acquisition Finance SA
	10.750% 12/01/15(a)	3,050,000	2,501,000
			4,942,100
Telephone-Integrated — 4.3%
Citizens Communications Co.
	7.875% 01/15/27	6,710,000	3,287,900
Qwest Communications International, Inc.
	7.500% 02/15/14	440,000	286,000
Qwest Corp.
	7.500% 10/01/14	1,775,000	1,366,750
	8.875% 03/15/12	6,670,000	5,502,750
Windstream Corp.
	7.000% 03/15/19	5,205,000	3,604,462
	8.625% 08/01/16	3,755,000	2,928,900
			16,976,762
Telecommunication Services Total			31,168,787
COMMUNICATIONS TOTAL			57,839,415

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — 8.4%
Apparel — 0.5%
Apparel Manufacturers — 0.5%
Levi Strauss & Co.
	9.750% 01/15/15	3,155,000	1,893,000
			1,893,000
Apparel Total			1,893,000
Auto Parts & Equipment — 1.4%
Auto/Truck Parts & Equipment-Original — 0.6%
TRW Automotive, Inc.
	7.000% 03/15/14(a)	4,410,000	2,138,850
			2,138,850
Auto/Truck Parts & Equipment-Replacement — 0.2%
Commercial Vehicle Group, Inc.
	8.000% 07/01/13	1,365,000	859,950
			859,950
Rubber-Tires — 0.6%
Goodyear Tire & Rubber Co.
	8.625% 12/01/11	1,055,000	787,294
	9.000% 07/01/15	2,256,000	1,680,720
			2,468,014
Auto Parts & Equipment Total			5,466,814
Entertainment — 0.6%
Music — 0.6%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	1,405,000	983,500
WMG Acquisition Corp.
	7.375% 04/15/14	2,775,000	1,665,000
			2,648,500
Entertainment Total			2,648,500
Home Builders — 0.8%
Building-Residential/Commercial — 0.8%
KB Home
	5.875% 01/15/15	5,425,000	3,146,500
			3,146,500
Home Builders Total			3,146,500

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Leisure Time — 0.5%
Cruise Lines — 0.5%
Royal Caribbean Cruises Ltd.
	6.875% 12/01/13	3,610,000	2,166,000
			2,166,000
Leisure Time Total			2,166,000
Lodging — 2.2%
Casino Hotels — 0.8%
MGM Mirage
	7.500% 06/01/16	6,175,000	3,180,125
			3,180,125
Gambling (Non-Hotel) — 1.4%
Mashantucket Western Pequot Tribe
	8.500% 11/15/15(a)	5,135,000	1,951,300
Seminole Indian Tribe of Florida
	7.804% 10/01/20(a)	4,105,000	3,595,733
			5,547,033
Lodging Total			8,727,158
Retail — 1.9%
Retail-Apparel/Shoe — 0.6%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	2,660,000	2,174,550
			2,174,550
Retail-Automobiles — 0.4%
AutoNation, Inc.
	6.753% 04/15/13(b)	980,000	622,300
	7.000% 04/15/14	1,635,000	1,062,750
			1,685,050
Retail-Propane Distributors — 0.9%
AmeriGas Partners LP
	7.125% 05/20/16	4,380,000	3,066,000
	7.250% 05/20/15	835,000	601,200
			3,667,200
Retail Total			7,526,800

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER CYCLICAL — (continued)
Textiles — 0.5%
Textile-Products — 0.5%
INVISTA
	9.250% 05/01/12(a)	2,965,000	2,164,450
			2,164,450
Textiles Total			2,164,450
CONSUMER CYCLICAL TOTAL			33,739,222
CONSUMER NON-CYCLICAL — 12.2%
Agriculture — 0.7%
Tobacco — 0.7%
Reynolds American, Inc.
	7.625% 06/01/16	3,440,000	2,718,832
			2,718,832
Agriculture Total			2,718,832
Beverages — 1.0%
Beverages-Non-Alcoholic — 0.0%
Cott Beverages, Inc.
	8.000% 12/15/11	45,000	26,550
			26,550
Beverages-Wine/Spirits — 1.0%
Constellation Brands, Inc.
	8.125% 01/15/12	4,725,000	4,110,750
			4,110,750
Beverages Total			4,137,300
Biotechnology — 0.8%
Medical-Biomedical/Gene — 0.8%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	3,790,000	3,259,400
			3,259,400
Biotechnology Total			3,259,400
Commercial Services — 2.7%
Commercial Services — 0.5%
Iron Mountain, Inc.
	8.000% 06/15/20	2,495,000	1,921,150
			1,921,150
Funeral Services & Related Items — 0.7%
Service Corp. International
	6.750% 04/01/16	700,000	528,500
	7.375% 10/01/14	2,750,000	2,227,500
			2,756,000

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Commercial Services — (continued)
Private Corrections — 1.5%
Corrections Corp. of America
	7.500% 05/01/11	5,105,000	4,849,750
GEO Group, Inc.
	8.250% 07/15/13	1,432,000	1,238,680
			6,088,430
Commercial Services Total			10,765,580
Food — 1.0%
Food-Dairy Products — 0.5%
Dean Foods Co.
	7.000% 06/01/16	2,325,000	1,807,687
			1,807,687
Food-Meat Products — 0.1%
Smithfield Foods, Inc.
	7.750% 07/01/17	1,120,000	585,200
			585,200
Food-Miscellaneous/Diversified — 0.4%
Del Monte Corp.
	6.750% 02/15/15	2,135,000	1,740,025
			1,740,025
Food Total			4,132,912
Healthcare Products — 0.7%
Medical Products — 0.7%
Biomet, Inc.
	PIK,
	10.375% 10/15/17	3,625,000	2,682,500
			2,682,500
Healthcare Products Total			2,682,500
Healthcare Services — 3.3%
Medical-Hospitals — 3.3%
Community Health Systems, Inc.
	8.875% 07/15/15	1,575,000	1,263,937
HCA, Inc.
	9.250% 11/15/16	3,850,000	3,128,125
	PIK,
	9.625% 11/15/16	12,380,000	8,913,600
			13,305,662
Healthcare Services Total			13,305,662

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
CONSUMER NON-CYCLICAL — (continued)
Household Products/Wares — 0.6%
Consumer Products-Miscellaneous — 0.6%
American Greetings Corp.
	7.375% 06/01/16	2,965,000	2,357,175
			2,357,175
Household Products/Wares Total			2,357,175
Pharmaceuticals — 1.4%
Medical-Drugs — 0.5%
Elan Finance PLC
	8.875% 12/01/13	3,285,000	1,806,750
			1,806,750
Pharmacy Services — 0.9%
Omnicare, Inc.
	6.750% 12/15/13	4,380,000	3,657,300
			3,657,300
Pharmaceuticals Total			5,464,050
CONSUMER NON-CYCLICAL TOTAL			48,823,411
ENERGY — 15.9%
Coal — 1.7%
Coal — 1.7%
Arch Western Finance LLC
	6.750% 07/01/13	5,850,000	4,709,250
Massey Energy Co.
	6.875% 12/15/13	3,290,000	2,228,975
			6,938,225
Coal Total			6,938,225
Oil & Gas — 9.3%
Oil & Gas Drilling — 0.4%
Pride International, Inc.
	7.375% 07/15/14	2,035,000	1,734,838
			1,734,838
Oil Companies-Exploration & Production — 7.9%
Chesapeake Energy Corp.
	6.375% 06/15/15	9,000,000	6,300,000
Cimarex Energy Co.
	7.125% 05/01/17	2,730,000	2,129,400
Compton Petroleum Corp.
	7.625% 12/01/13	2,470,000	1,012,700
KCS Energy, Inc.
	7.125% 04/01/12	2,755,000	1,983,600

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Oil & Gas — (continued)
Oil Companies-Exploration & Production — (continued)
Newfield Exploration Co.
	6.625% 09/01/14	6,095,000	4,662,675
OPTI Canada, Inc.
	8.250% 12/15/14	6,850,000	2,671,500
PetroHawk Energy Corp.
	7.875% 06/01/15(a)	2,120,000	1,494,600
Pioneer Natural Resources Co.
	5.875% 07/15/16	2,430,000	1,656,470
Quicksilver Resources, Inc.
	7.125% 04/01/16	5,060,000	2,909,500
Range Resources Corp.
	7.500% 05/15/16	4,540,000	3,768,200
Southwestern Energy Co.
	7.500% 02/01/18(a)	3,555,000	3,003,975
			31,592,620
Oil Refining & Marketing — 1.0%
Frontier Oil Corp.
	8.500% 09/15/16	1,435,000	1,205,400
Tesoro Corp.
	6.625% 11/01/15	4,350,000	2,697,000
			3,902,400
Oil & Gas Total			37,229,858
Pipelines — 4.9%
Pipelines — 4.9%
Atlas Pipeline Partners LP
	8.125% 12/15/15	3,700,000	2,405,000
Colorado Interstate Gas Co.
	6.800% 11/15/15	1,342,000	1,120,732
El Paso Corp.
	6.875% 06/15/14	1,750,000	1,297,286
	7.250% 06/01/18	2,640,000	1,834,800
El Paso Performance-Linked Trust
	7.750% 07/15/11(a)	6,175,000	5,121,965
Kinder Morgan Finance Co. ULC
	5.700% 01/05/16	4,200,000	2,940,000
MarkWest Energy Partners LP
	6.875% 11/01/14	4,900,000	3,234,000

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
ENERGY — (continued)
Pipelines — (continued)
Pipelines — (continued)
Williams Companies, Inc.
	8.125% 03/15/12	1,800,000	1,557,000
			19,510,783
Pipelines Total			19,510,783
ENERGY TOTAL			63,678,866
FINANCIALS — 2.5%
Capital Markets — 0.6%
Investment Management/Advisor Service — 0.6%
Nuveen Investments (Term Loan B)
	6.118% 11/15/14(b)(c)	115,389	52,667
Nuveen Investments (Term Loan IIb)
	6.259% 11/15/14(b)(c)	647,948	295,742
Nuveen Investments (Term Loan II)
	6.118% 11/15/14(b)(c)	2,591,793	1,182,969
Nuveen Investments (Term Loan)
	6.769% 11/15/14(b)(c)	1,619,870	739,356
			2,270,734
Capital Markets Total			2,270,734
Diversified Financial Services — 0.7%
Finance-Investment Banker/Broker — 0.3%
E*Trade Financial Corp.
	7.375% 09/15/13	3,185,000	1,433,250
			1,433,250
Special Purpose Entity — 0.4%
Goldman Sachs Capital II
	5.793% 12/29/49(b)	4,060,000	1,524,631
			1,524,631
Diversified Financial Services Total			2,957,881
Insurance — 0.6%
Property/Casualty Insurance — 0.6%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	3,145,000	2,162,188
			2,162,188
Insurance Total			2,162,188

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 0.6%
REITS-Hotels — 0.6%
Host Marriott LP
	6.375% 03/15/15	3,670,000	2,468,075
			2,468,075
Real Estate Investment Trusts (REITs) Total			2,468,075
FINANCIALS TOTAL			9,858,878
INDUSTRIALS — 17.6%
Aerospace & Defense — 2.4%
Aerospace/Defense-Equipment — 0.8%
BE Aerospace, Inc.
	8.500% 07/01/18	3,845,000	3,172,125
			3,172,125
Electronics-Military — 1.6%
L-3 Communications Corp.
	5.875% 01/15/15	3,840,000	3,110,400
	6.375% 10/15/15	4,005,000	3,324,150
			6,434,550
Aerospace & Defense Total			9,606,675
Electrical Components & Equipment — 1.3%
Wire & Cable Products — 1.3%
Belden, Inc.
	7.000% 03/15/17	2,360,000	1,758,200
General Cable Corp.
	0.875% 11/15/13	1,065,000	577,763
	6.258% 04/01/15(b)	1,535,000	874,950
	7.125% 04/01/17	2,915,000	1,836,450
			5,047,363
Electrical Components & Equipment Total			5,047,363
Electronics — 0.6%
Electronic Components-Miscellaneous — 0.6%
Flextronics International Ltd.
	6.133% 10/01/14(b)(c)	898,766	605,169
	6.250% 11/15/14	1,260,000	932,400
	6.400% 10/01/14(b)(c)	42,831	28,839
	7.069% 10/01/14(b)(c)	290,278	195,454
Flextronics International Ltd. (Term Loan)
	6.133% 10/01/14(b)(c)	545,826	367,523
	6.400% 10/01/14(b)(c)	35,307	23,773
	7.069% 10/01/14(b)(c)	166,992	112,441
			2,265,599
Electronics Total			2,265,599

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Environmental Control — 1.6%
Non-Hazardous Waste Disposal — 1.6%
Allied Waste North America, Inc.
	7.125% 05/15/16	7,520,000	6,617,600
			6,617,600
Environmental Control Total			6,617,600
Machinery-Construction & Mining — 1.1%
Machinery-Construction & Mining — 1.1%
Terex Corp.
	8.000% 11/15/17	6,285,000	4,493,775
			4,493,775
Machinery-Construction & Mining Total			4,493,775
Machinery-Diversified — 1.4%
Machinery-General Industry — 1.4%
Manitowoc Co., Inc.
	7.125% 11/01/13	3,445,000	2,756,000
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	3,130,000	2,730,925
			5,486,925
Machinery-Diversified Total			5,486,925
Miscellaneous Manufacturing — 2.6%
Diversified Manufacturing Operators — 2.2%
Bombardier, Inc.
	6.300% 05/01/14(a)	5,560,000	4,197,800
Koppers Holdings, Inc.
	(d) 11/15/14 (9.875% 11/15/09)	2,185,000	1,693,375
Trinity Industries, Inc.
	6.500% 03/15/14	3,385,000	2,775,700
			8,666,875
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.
	7.500% 03/01/14	2,540,000	1,828,800
			1,828,800
Miscellaneous Manufacturing Total			10,495,675
Packaging & Containers — 2.8%
Containers-Metal/Glass — 2.8%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	3,715,000	3,362,075

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
INDUSTRIALS — (continued)
Packaging & Containers — (continued)
Containers-Metal/Glass — (continued)
Owens-Illinois, Inc.
	7.500% 05/15/10	3,555,000	3,412,800
Silgan Holdings, Inc.
	6.750% 11/15/13	5,050,000	4,393,500
			11,168,375
Packaging & Containers Total			11,168,375
Transportation — 3.8%
Transportation-Marine — 2.7%
Navios Maritime Holdings, Inc.
	9.500% 12/15/14	2,915,000	1,749,000
Stena AB
	7.500% 11/01/13	4,930,000	3,771,450
Teekay Corp.
	8.875% 07/15/11	6,296,000	5,398,820
			10,919,270
Transportation-Railroad — 0.5%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14	2,780,000	2,043,300
			2,043,300
Transportation-Services — 0.6%
Bristow Group, Inc.
	7.500% 09/15/17	3,500,000	2,415,000
			2,415,000
Transportation Total			15,377,570
INSUSTRIALS TOTAL			70,559,557
UTILITIES — 11.2%
Electric — 11.2%
Electric-Generation — 4.7%
AES Corp.
	7.750% 03/01/14	3,665,000	2,684,613
	8.000% 10/15/17	3,135,000	2,163,150
Edison Mission Energy
	7.000% 05/15/17	11,040,000	8,280,000
Intergen NV
	9.000% 06/30/17(a)	7,130,000	5,704,000
			18,831,763
Electric-Integrated — 2.6%
CMS Energy Corp.
	6.875% 12/15/15	2,640,000	2,188,914

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes — (continued)
UTILITIES — (continued)
Electric — (continued)
Electric-Integrated — (continued)
Ipalco Enterprises, Inc.
	7.250% 04/01/16(a)	3,560,000	2,705,600
TXU Energy Co. LLC (Term Loan)
	5.268% 10/10/14(b)(c)	2,244,286	1,517,137
	5.888% 10/10/14(b)(c)	1,685,714	1,139,543
	7.262% 10/10/14(b)(c)	60,000	40,522
	PIK,
	5.268% 10/10/14(b)(c)	3,930,000	2,656,680
			10,248,396
Independent Power Producer — 3.9%
Dynegy Holdings, Inc.
	7.125% 05/15/18	5,905,000	3,483,950
Mirant North America LLC
	7.375% 12/31/13	5,425,000	4,692,625
NRG Energy, Inc.
	7.375% 02/01/16	2,750,000	2,234,375
NSG Holdings LLC/NSG Holdings, Inc.
	7.750% 12/15/25(a)	5,270,000	4,110,600
Reliant Energy, Inc.
	7.875% 06/15/17	1,410,000	1,025,775
			15,547,325
Electric Total			44,627,484
UTILITIES TOTAL			44,627,484

	Total Corporate Fixed-Income Bonds & Notes (cost of $516,120,397)		370,536,512

Municipal Bonds — 0.6%
VIRGINIA — 0.6%
VA Tobacco Settlement Financing Corp.
	Series 2007 A1,
	6.706% 06/01/46	3,635,000	2,237,052
VIRGINIA TOTAL			2,237,052

	Total Municipal Bonds (cost of $3,634,640)		2,237,052

14

		Par ($)	Value ($)
Short-Term Obligation — 4.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 05/29/13, market value $19,734,413 (repurchase proceeds $19,345,322)	19,345,000	19,345,000

	Total Short-Term Obligation (cost of $19,345,000)		19,345,000

	Total Investments — 98.0% (cost of $539,100,037)(e)(f)		392,118,564

	Other Assets & Liabilities, Net — 2.0%		7,853,360

	Net Assets — 100.0%		399,971,924

15

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of  November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$—	$—
	Level 2 — Other Significant Observable Inputs	392,118,564	(15,241)
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$392,118,564	$(15,241)

16

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

17

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities, which are not illiquid except for the following, amounted to $53,854,189, which represents 13.5% of net assets.

Acquisition
Security	Dates	Par	Cost	Value
Seminole Indian
Tribe of Florida 7.804% 10/01/20	09/26/07-10/04/07	$4,105,000	$4,167,863	$3,595,733

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(c)	Loan participation agreement.

(d)	Step bond. This security is currently not paying a coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.

(e)	Cost for federal income tax purposes is $540,412,010.

(f)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$124,939	$(148,418,385)	$(148,293,446)

Forward foreign currency exchange contract outstanding on November 30, 2008 is:

Forward Currency Contract to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Depreciation
EUR	$1,707,439	$1,692,198	01/15/09	$(15,241)

Acronym	Name

EUR	Euro
PIK	Payment-In-Kind

18

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities — 49.0%
Federal Home Loan Mortgage Corp.
	5.326% 07/01/19(a)	35,872	36,029
	5.502% 02/01/18(a)	17,579	17,661
	5.652% 05/01/18(a)	16,180	16,201
	7.000% 08/01/29	11	11
	7.500% 10/01/11	5,246	5,421
	7.500% 03/01/16	5,106	5,302
	8.000% 07/01/09	1,707	1,726
	8.000% 09/01/09	1,646	1,674
	8.000% 05/01/10	2,023	2,097
	8.000% 12/01/11	11,077	11,266
	8.000% 05/01/16	1,207	1,237
	8.000% 04/01/17	52,634	55,573
	8.500% 03/01/17	4,914	5,247
	8.500% 06/01/17	306	327
	8.500% 09/01/17	12,947	13,821
	8.500% 09/01/20	46,191	49,310
	8.750% 03/01/09	1,699	1,732
	9.000% 06/01/09	86	87
	9.000% 07/01/09	5,196	5,301
	9.000% 12/01/16	2,819	3,066
	9.000% 12/01/18	6,311	6,781
	9.000% 01/01/22	64,608	70,992
	9.250% 01/01/10	3,402	3,422
	9.250% 07/01/10	219	224
	9.250% 10/01/10	2,771	2,888
	9.250% 10/01/19	14,382	15,785
	9.500% 07/01/09	167	172
	9.500% 04/01/11	1,589	1,682
	9.500% 05/01/12	3,172	3,399
	9.500% 04/01/16	818	895
	9.500% 07/01/16	831	917
	9.500% 09/01/16	865	950
	9.500% 10/01/16	4,231	4,647
	9.500% 04/01/18	1,866	1,921
	9.500% 06/01/20	57	63
	9.500% 09/01/20	315	347
	9.500% 06/01/21	9,752	10,718
	9.750% 12/01/08	23	23
	9.750% 04/01/09	28	28
	9.750% 09/01/16	6,245	6,910

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.000% 09/01/18	1,037	1,102
	10.000% 11/01/19	38,100	45,338
	10.250% 06/01/09	55	55
	10.250% 09/01/09	684	706
	10.250% 06/01/10	4,275	4,416
	10.250% 10/01/10	6,140	6,192
	10.250% 08/01/13	2,729	2,910
	10.250% 11/01/13	485	489
	10.500% 01/01/16	49,419	55,408
	10.500% 06/01/17	65,477	71,931
	10.500% 08/01/19	8,689	8,788
	10.500% 09/01/19	6,669	6,910
	10.500% 01/01/20	24,434	28,767
	10.500% 04/01/21	10,455	11,535
	11.250% 10/01/09	1,779	1,843
	11.250% 02/01/10	2,258	2,427
	11.250% 04/01/11	14,907	16,500
	11.250% 10/01/12	3,576	3,611
	11.250% 08/01/13	19,531	20,235
	11.250% 02/01/15	1,169	1,231
	11.250% 09/01/15	8,497	9,863
	11.250% 12/01/15	23,155	27,462
	11.500% 02/01/15	28,615	31,550
Federal National Mortgage Association
	3.965% 07/01/27(a)	18,572	18,514
	4.827% 06/01/20(a)	18,388	18,435
	4.829% 07/01/20(a)	6,416	6,492
	4.838% 08/01/19(a)	22,848	22,564
	5.000% 11/01/19(a)	2,805	2,795
	5.000% 02/01/36	26,874,455	27,080,812
	5.000% 09/01/37	12,756,149	12,850,112
	5.055% 03/01/18(a)	87,778	89,417
	5.125% 06/01/19(a)	13,595	13,478
	5.199% 08/01/36(a)	15,074	14,958
	5.210% 12/01/31(a)	38,795	40,093
	5.276% 12/01/17(a)	13,424	13,647
	5.500% 04/01/36	29,637,362	30,164,947
	5.500% 02/01/37	87,403,452	88,913,463
	5.761% 09/01/37(a)	21,679,197	21,968,543

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.000% 12/01/08	5,709	5,722
	6.000% 01/01/09	13,663	13,693
	6.000% 01/01/24	181,786	187,092
	6.000% 02/01/24	114,724	118,257
	6.000% 03/01/24	805,387	830,196
	6.000% 04/01/24	623,300	642,332
	6.000% 05/01/24	240,096	247,492
	6.000% 08/01/24	65,795	67,821
	6.000% 01/01/26	2,573	2,653
	6.000% 03/01/26	63,379	65,300
	6.000% 04/01/26	1,425	1,468
	6.000% 05/01/26	6,475	6,671
	6.500% 01/01/09	132	133
	6.500% 02/01/09	69	69
	6.500% 06/01/09	176	179
	6.500% 08/01/10	6,147	6,323
	6.500% 12/01/10	411	423
	6.500% 04/01/11	7,539	7,756
	6.500% 10/01/22	23,128	23,793
	6.500% 09/01/25	39,891	41,381
	6.500% 11/01/25	100,667	104,427
	6.500% 05/01/26	176,582	183,178
	6.500% 09/01/28	10,514	10,903
	6.500% 12/01/28	12,835	13,310
	6.500% 01/01/29	112,353	116,515
	6.500% 06/01/29	114,272	118,505
	6.565% 07/01/16	4,572,657	4,838,713
	7.000% 06/01/09	320	321
	7.000% 07/01/10	4,005	4,097
	7.000% 09/01/10	3,815	3,923
	7.000% 10/01/10	15,705	16,147
	7.000% 10/01/12	10,865	11,262
	7.000% 08/01/23	134,282	140,935
	7.000% 10/01/23	25,470	26,732
	7.000% 11/01/23	39,231	41,174
	7.000% 02/01/27	5,465	5,735
	7.500% 06/01/09	107	107
	7.500% 12/01/09	3,905	3,968
	7.500% 02/01/10	299	304
	7.500% 06/01/10	1,356	1,400
	7.500% 11/01/11	1,335	1,343
	7.500% 07/01/13	11,160	11,694

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.500% 12/01/14	464	486
	7.500% 01/01/17	31,739	33,576
	7.500% 02/01/18	10,787	11,403
	7.500% 10/01/23	11,782	12,426
	7.500% 12/01/23	51,133	53,928
	8.000% 03/01/13	1,503	1,592
	8.000% 11/01/15	864	916
	8.000% 06/01/25	1,779	1,884
	8.000% 08/01/27	24,072	25,486
	8.000% 02/01/30	1,686	1,780
	8.000% 03/01/30	3,219	3,413
	8.000% 08/01/30	2,067	2,192
	8.000% 10/01/30	32,072	34,002
	8.000% 11/01/30	143,617	152,258
	8.000% 12/01/30	45,752	48,505
	8.000% 01/01/31	228,251	241,196
	8.000% 02/01/31	737	782
	8.000% 04/01/31	30,018	31,824
	8.000% 05/01/31	39,250	41,615
	8.000% 08/01/31	1,477	1,566
	8.000% 09/01/31	66,745	70,759
	8.000% 12/01/31	10,112	10,722
	8.000% 04/01/32	95,447	101,200
	8.000% 05/01/32	312,822	331,683
	8.000% 06/01/32	317,665	336,817
	8.000% 07/01/32	5,421	5,748
	8.000% 08/01/32	7,001	7,423
	8.000% 10/01/32	30,043	31,855
	8.000% 11/01/32	72,985	77,376
	8.000% 02/01/33	108,293	114,822
	8.000% 03/01/33	29,200	31,021
	8.500% 12/01/11	345	352
	8.500% 06/01/15	4,982	5,145
	8.500% 02/01/17	1,732	1,853
	8.500% 07/01/17	128	130
	8.500% 09/01/21	12,594	12,831
	9.000% 05/01/09	3,804	3,857
	9.000% 09/01/09	1,047	1,054
	9.000% 12/01/09	604	608
	9.000% 04/01/10	409	419
	9.000% 06/01/10	630	634

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.000% 11/01/10	123	125
	9.000% 09/01/13	187	191
	9.000% 09/01/14	195	197
	9.000% 04/01/15	5,151	5,359
	9.000% 04/01/16	2,681	2,702
	9.000% 07/01/16	2,498	2,720
	9.000% 09/01/16	719	733
	9.000% 12/01/16	101	103
	9.000% 01/01/17	259	270
	9.000% 06/01/17	437	439
	9.000% 08/01/17	2,322	2,370
	9.000% 05/01/18	13,544	13,650
	9.000% 09/01/19	889	908
	9.000% 11/01/19	72	73
	9.000% 07/01/20	259	261
	9.000% 08/01/21	72,200	73,686
	9.000% 06/01/22	2,598	2,703
	9.000% 09/01/24	15,582	16,994
	9.500% 12/01/10	1,049	1,056
	9.500% 03/01/16	4,448	4,567
	9.500% 06/01/16	30,480	33,536
	9.500% 02/01/17	1,692	1,792
	9.500% 01/01/19	116,796	127,428
	9.500% 04/01/20	98,373	107,924
	9.500% 07/15/21	287,232	315,887
	9.500% 08/01/21	130,380	144,833
	10.500% 03/01/14	5,873	6,104
	10.500% 12/01/15	13,850	14,577
	11.000% 08/01/15	10,380	10,930
	TBA:
	4.500% 12/11/38(b)	34,700,000	34,190,326
	5.000% 12/11/38(b)	61,300,000	61,702,251
	5.500% 12/11/38(b)	38,500,000	39,137,637
Government National Mortgage Association
	4.625% 08/20/22(a)	5,292	5,245
	5.375% 05/20/22(a)	27,451	27,259
	5.375% 06/20/23(a)	16,999	16,871
	6.000% 12/15/10	14,733	15,265
	6.500% 06/15/23	10,031	10,298
	6.500% 08/15/23	1,436	1,474
	6.500% 09/15/23	15,771	16,190
	6.500% 10/15/23	29,127	29,903

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	6.500% 11/15/23	112,160	115,145
	6.500% 12/15/23	47,593	48,858
	6.500% 01/15/24	36,757	37,917
	6.500% 02/15/24	31,241	32,226
	6.500% 03/15/24	85,813	88,521
	6.500% 04/15/24	16,227	16,739
	6.500% 05/15/24	22,463	23,121
	6.500% 07/15/24	93,297	95,798
	6.500% 09/15/25	29,833	30,780
	6.500% 12/15/25	24,133	24,899
	6.500% 01/15/28	20,032	20,679
	6.500% 02/15/28	30,566	31,553
	6.500% 07/15/28	92,979	95,982
	6.500% 08/15/28	62,968	65,001
	6.500% 10/15/28	69,113	71,345
	6.500% 11/15/28	18,806	19,413
	6.500% 12/15/28	173,492	179,095
	6.500% 01/15/29	115,343	118,996
	6.500% 02/15/29	31,834	32,842
	7.000% 03/15/22	8,168	8,478
	7.000% 04/15/22	1,219	1,265
	7.000% 10/15/22	3,049	3,164
	7.000% 11/15/22	7,802	8,099
	7.000% 01/15/23	124,490	129,221
	7.000% 03/15/23	1,647	1,710
	7.000% 05/15/23	75,860	78,744
	7.000% 06/15/23	18,020	18,704
	7.000% 07/15/23	5,038	5,229
	7.000% 10/15/23	49,986	51,886
	7.000% 12/15/23	43,885	45,554
	7.000% 01/15/24	1,835	1,903
	7.000% 03/15/24	757	785
	7.000% 10/15/24	35,737	37,090
	7.000% 09/15/25	3,072	3,185
	7.000% 10/15/25	93,475	96,924
	7.000% 12/15/25	36,705	38,056
	7.000% 01/15/26	32,377	33,542
	7.000% 02/15/26	40,099	41,542
	7.000% 03/15/26	5,149	5,335
	7.000% 04/15/26	3,634	3,765
	7.000% 05/15/26	1,530	1,586

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	7.000% 06/15/26	48,137	49,869
	7.000% 11/15/26	53,339	55,290
	7.000% 12/15/26	746	773
	7.000% 01/15/27	3,277	3,392
	7.000% 02/15/27	557	576
	7.000% 04/15/27	3,921	4,059
	7.000% 08/15/27	920	953
	7.000% 09/15/27	33,824	35,012
	7.000% 10/15/27	59,052	61,125
	7.000% 11/15/27	141,418	146,381
	7.000% 12/15/27	247,995	256,699
	7.000% 01/15/28	10,850	11,219
	7.000% 02/15/28	44,321	45,883
	7.000% 03/15/28	151,600	156,784
	7.000% 04/15/28	76,626	79,227
	7.000% 05/15/28	20,837	21,544
	7.000% 06/15/28	9,067	9,375
	7.000% 07/15/28	364,532	376,903
	7.000% 09/15/28	17,790	18,394
	7.000% 12/15/28	92,007	95,128
	7.000% 01/15/29	1,411	1,458
	7.000% 02/15/29	1,970	2,035
	7.000% 03/15/29	20,469	21,147
	7.000% 04/15/29	36,364	37,570
	7.000% 05/15/29	26,558	27,437
	7.000% 06/15/29	15,612	16,130
	7.000% 07/15/29	63,357	65,458
	7.000% 08/15/29	36,162	37,359
	7.000% 09/15/29	26,451	27,329
	7.000% 10/15/29	7,777	8,035
	7.500% 04/15/22	17,967	19,030
	7.500% 10/15/23	30,869	32,697
	7.500% 08/15/25	125,936	133,426
	7.500% 10/15/25	11,130	11,792
	7.500% 12/15/25	45,025	47,702
	8.000% 11/15/14	17,348	18,488
	8.000% 06/20/17	130,975	139,618
	8.000% 06/15/22	65,208	69,867
	8.000% 02/15/23	77,323	82,869
	8.000% 03/20/23	416	444
	8.000% 06/15/23	1,321	1,416
	8.000% 07/15/26	50,816	54,475

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	8.000% 07/15/29	2,814	3,015
	8.500% 10/15/09	1,709	1,759
	8.500% 12/15/21	4,004	4,311
	8.500% 01/15/22	64,268	69,213
	8.500% 09/15/22	3,199	3,446
	8.500% 11/20/22	39,903	42,813
	8.500% 12/15/22	3,641	3,919
	8.750% 12/15/21	105,056	113,228
	8.850% 01/15/19	37,381	40,442
	8.850% 05/15/19	62,611	67,737
	9.000% 01/15/09	286	292
	9.000% 02/15/09	772	789
	9.000% 03/15/09	5,054	5,172
	9.000% 04/15/09	267	273
	9.000% 05/15/09	11,889	12,163
	9.000% 06/15/09	5,004	5,119
	9.000% 05/15/16	20,596	22,281
	9.000% 06/15/16	9,486	10,262
	9.000% 07/15/16	23,015	24,897
	9.000% 08/15/16	1,098	1,188
	9.000% 09/15/16	21,137	22,867
	9.000% 10/15/16	26,613	28,791
	9.000% 11/15/16	7,696	8,324
	9.000% 11/20/16	65,958	71,092
	9.000% 12/15/16	852	922
	9.000% 01/15/17	61,317	66,498
	9.000% 02/15/17	1,486	1,611
	9.000% 03/20/17	29,446	31,816
	9.000% 05/15/17	2,633	2,856
	9.000% 06/15/17	19,863	21,542
	9.000% 06/20/17	95,705	103,408
	9.000% 07/15/17	488	530
	9.000% 09/15/17	10,491	11,377
	9.000% 10/15/17	9,605	10,372
	9.000% 12/15/17	5,892	6,500
	9.000% 04/20/18	78,414	84,765
	9.000% 05/20/18	28,439	30,742
	9.000% 12/15/19	341	370
	9.000% 04/15/20	1,015	1,103
	9.000% 05/20/21	1,854	2,008
	9.000% 09/15/21	186	202

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	9.000% 02/15/25	102,893	112,004
	9.250% 10/15/16	69,394	75,204
	9.250% 05/15/18	14,980	16,317
	9.250% 07/15/21	35,061	38,506
	9.250% 09/15/21	32,045	35,193
	9.500% 06/15/09	10,225	10,498
	9.500% 07/15/09	2,820	2,896
	9.500% 08/15/09	15,662	16,080
	9.500% 09/15/09	13,572	13,934
	9.500% 10/15/09	10,501	10,781
	9.500% 12/20/24	11,167	12,313
	9.500% 01/20/25	7,475	8,656
	10.000% 12/15/17	1,287	1,496
	10.000% 07/20/18	17,920	20,883
	10.000% 11/15/18	509	593
	10.000% 03/15/19	375	439
	10.000% 11/15/20	11,732	13,841
	10.500% 02/15/10	1,498	1,601
	10.500% 09/15/10	305	326
	10.500% 06/15/11	9,290	10,164
	10.500% 06/15/12	10,210	11,377
	10.500% 11/15/13	10,271	11,621
	10.500% 08/15/15	6,322	7,314
	10.500% 09/15/15	17,935	20,751
	10.500% 10/15/15	6,296	7,266
	10.500% 12/15/15	6,941	8,031
	10.500% 01/15/16	25,202	29,402
	10.500% 01/20/16	132	151
	10.500% 02/15/16	9,767	11,396
	10.500% 03/15/16	4,167	4,862
	10.500% 07/15/17	12,224	14,361
	10.500% 10/15/17	1,360	1,598
	10.500% 11/15/17	40,338	47,393
	10.500% 12/15/17	24,602	28,904
	10.500% 01/15/18	8,254	9,731
	10.500% 02/15/18	21,948	25,939
	10.500% 03/15/18	25,289	29,888
	10.500% 04/15/18	23,585	27,875
	10.500% 06/15/18	7,185	8,450
	10.500% 07/15/18	44,700	52,829
	10.500% 09/15/18	5,311	6,277
	10.500% 10/15/18	7,002	8,275

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	10.500% 12/15/18	9,682	11,468
	10.500% 02/15/19	7,584	9,009
	10.500% 03/15/19	2,409	2,861
	10.500% 04/15/19	41,069	48,772
	10.500% 05/15/19	33,934	40,305
	10.500% 06/15/19	43,815	51,954
	10.500% 06/20/19	7,963	9,427
	10.500% 07/15/19	84,431	100,287
	10.500% 07/20/19	3,876	4,588
	10.500% 08/15/19	21,192	25,171
	10.500% 08/20/19	11,059	12,955
	10.500% 09/15/19	9,587	11,290
	10.500% 09/20/19	9,641	11,413
	10.500% 10/15/19	4,072	4,836
	10.500% 12/15/19	23,644	28,086
	10.500% 03/15/20	9,504	11,339
	10.500% 05/15/20	7,001	8,352
	10.500% 07/15/20	19,167	22,851
	10.500% 08/15/20	11,838	14,123
	10.500% 09/15/20	12,622	15,064
	10.500% 10/15/20	137	164
	10.500% 11/15/20	1,986	2,369
	10.500% 12/15/20	751	892
	10.500% 01/15/21	2,639	3,160
	10.500% 08/15/21	101,015	118,805
	10.625% 05/15/10	2,022	2,164
	11.000% 12/15/09	1,038	1,076
	11.000% 01/15/10	72	77
	11.000% 02/15/10	8,261	8,842
	11.000% 03/15/10	2,318	2,427
	11.000% 07/15/10	4,301	4,617
	11.000% 08/15/10	7,000	7,493
	11.000% 09/15/10	15,759	16,873
	11.000% 10/15/10	315	338
	11.000% 11/15/10	2,048	2,190
	11.000% 04/15/11	3,153	3,470
	11.000% 02/15/13	967	1,053
	11.000% 07/15/13	9,973	11,280
	11.000% 08/15/15	23,559	27,513
	11.000% 09/15/15	19,997	23,250
	11.000% 10/15/15	7,527	8,790

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.000% 11/15/15	59,550	69,549
	11.000% 12/15/15	43,216	50,468
	11.000% 01/15/16	25,614	30,178
	11.000% 02/15/16	2,614	3,058
	11.000% 03/15/16	3,367	3,919
	11.000% 07/15/16	35,218	41,491
	11.000% 08/15/18	2,974	3,508
	11.000% 09/15/18	54,571	65,181
	11.000% 11/15/18	8,991	10,739
	11.000% 12/15/18	31,063	37,103
	11.000% 06/20/19	5,066	6,063
	11.000% 07/20/19	174	206
	11.000% 09/20/19	3,443	4,097
	11.000% 12/15/20	11,259	13,584
	11.500% 03/15/10	764	823
	11.500% 04/15/10	1,544	1,664
	11.500% 07/15/10	2,790	3,006
	11.500% 09/15/10	13,370	14,406
	11.500% 10/15/10	7,093	7,643
	11.500% 01/15/13	17,488	19,972
	11.500% 02/15/13	46,492	53,300
	11.500% 03/15/13	81,334	93,275
	11.500% 04/15/13	64,335	73,489
	11.500% 05/15/13	102,276	117,111
	11.500% 06/15/13	56,321	64,734
	11.500% 07/15/13	51,181	58,818
	11.500% 08/15/13	15,146	17,408
	11.500% 09/15/13	14,969	17,204
	11.500% 11/15/13	6,353	7,303
	11.500% 01/15/14	3,375	3,934
	11.500% 02/15/14	7,771	9,058
	11.500% 08/15/15	2,992	3,526
	11.500% 09/15/15	8,709	9,782
	11.500% 10/15/15	16,919	19,975
	11.500% 11/15/15	6,269	7,389
	11.500% 12/15/15	4,702	5,542
	11.500% 01/15/16	6,437	7,658
	11.500% 02/15/16	5,331	6,025
	11.500% 02/20/16	8,316	9,696
	11.500% 03/15/16	229	273
	11.500% 11/15/17	7,607	9,121
	11.500% 12/15/17	3,301	3,958

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	11.500% 01/15/18	3,091	3,731
	11.500% 02/15/18	3,276	3,954
	11.500% 02/20/18	858	946
	11.500% 05/15/18	5,829	7,036
	11.500% 11/15/19	3,865	4,692
	11.750% 07/15/13	8,097	9,315
	11.750% 07/15/15	36,662	43,266
	12.000% 11/15/12	3,203	3,636
	12.000% 12/15/12	78,465	89,298
	12.000% 01/15/13	65,176	75,473
	12.000% 02/15/13	38,328	44,329
	12.000% 03/15/13	7,149	8,162
	12.000% 05/15/13	6,088	6,973
	12.000% 08/15/13	16,316	18,901
	12.000% 09/15/13	51,049	58,817
	12.000% 09/20/13	1,767	2,041
	12.000% 10/15/13	5,766	6,681
	12.000% 12/15/13	9,488	10,992
	12.000% 01/15/14	13,522	15,898
	12.000% 01/20/14	1,624	1,884
	12.000% 02/15/14	32,785	38,492
	12.000% 02/20/14	15,036	17,503
	12.000% 03/15/14	78,938	92,802
	12.000% 03/20/14	6,621	7,656
	12.000% 04/15/14	50,747	59,572
	12.000% 04/20/14	29,489	34,549
	12.000% 05/15/14	81,336	95,415
	12.000% 06/15/14	24,957	29,340
	12.000% 07/15/14	8,437	9,919
	12.000% 08/20/14	1,063	1,246
	12.000% 01/15/15	18,113	21,546
	12.000% 02/15/15	34,677	41,251
	12.000% 03/15/15	31,212	37,127
	12.000% 03/20/15	189	220
	12.000% 04/15/15	30,692	36,454
	12.000% 05/15/15	16,087	19,136
	12.000% 06/15/15	18,127	21,536
	12.000% 07/15/15	18,452	21,941
	12.000% 09/20/15	9,483	11,242
	12.000% 10/15/15	7,431	8,669
	12.000% 11/15/15	6,743	8,021

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	12.000% 12/20/15	1,256	1,465
	12.000% 01/15/16	4,318	5,187
	12.000% 02/15/16	5,682	6,826
	12.000% 02/20/16	859	1,028
	12.250% 02/15/14	38,945	45,834
	12.250% 03/15/14	4,773	5,618
	12.250% 04/15/14	15,369	18,088
	12.500% 04/15/10	18,585	20,058
	12.500% 05/15/10	27,287	29,575
	12.500% 06/15/10	33,599	36,471
	12.500% 07/15/10	17,042	18,509
	12.500% 08/15/10	5,740	6,234
	12.500% 09/15/10	442	480
	12.500% 10/15/10	10,850	11,784
	12.500% 11/15/10	37,091	40,239
	12.500% 12/15/10	67,555	73,350
	12.500% 01/15/11	6,696	7,428
	12.500% 05/15/11	8,899	9,969
	12.500% 10/15/13	24,770	28,925
	12.500% 10/20/13	17,508	20,375
	12.500% 11/15/13	88,988	103,927
	12.500% 12/15/13	26,012	30,173
	12.500% 01/15/14	23,544	27,918
	12.500% 05/15/14	63,270	75,024
	12.500% 06/15/14	34,736	41,188
	12.500% 07/20/14	2,145	2,502
	12.500% 08/15/14	9,371	11,111
	12.500% 09/20/14	1,587	1,875
	12.500% 12/15/14	35,965	42,648
	12.500% 01/15/15	46,219	55,471
	12.500% 04/15/15	2,087	2,505
	12.500% 05/15/15	12,201	14,649
	12.500% 05/20/15	2,476	2,962
	12.500% 06/15/15	9,710	11,614
	12.500% 07/15/15	16,840	20,217
	12.500% 07/20/15	2,620	3,135
	12.500% 08/15/15	19,982	23,989
	12.500% 10/15/15	28,100	33,734
	12.500% 11/20/15	7,806	9,341
	13.000% 01/15/11	23,023	25,097
	13.000% 02/15/11	21,932	24,714
	13.000% 03/15/11	18,951	21,355

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	13.000% 04/15/11	31,679	35,698
	13.000% 06/15/11	7,225	8,141
	13.000% 06/15/12	5,684	6,560
	13.000% 10/15/12	10,427	12,034
	13.000% 11/15/12	5,373	6,201
	13.000% 12/15/12	1,970	2,273
	13.000% 02/15/13	10,687	12,579
	13.000% 05/15/13	2,817	3,315
	13.000% 09/15/13	9,239	10,873
	13.000% 09/20/13	9,520	11,166
	13.000% 10/15/13	34,619	40,744
	13.000% 06/15/14	22,731	27,186
	13.000% 07/15/14	13,486	16,129
	13.000% 07/20/14	1,581	1,849
	13.000% 09/15/14	18,721	22,341
	13.000% 10/15/14	8,828	10,563
	13.000% 11/15/14	24,441	29,289
	13.000% 12/15/14	24,644	29,474
	13.000% 03/15/15	4,359	5,175
	13.000% 06/15/15	6,012	7,284
	13.500% 05/15/10	3,461	3,788
	13.500% 06/15/10	559	612
	13.500% 07/15/10	773	846
	13.500% 10/15/10	4,815	5,271
	13.500% 04/15/11	2,838	3,216
	13.500% 05/15/11	25,073	28,368
	13.500% 10/15/12	764	888
	13.500% 11/15/12	20,922	24,316
	13.500% 06/15/13	3,243	3,847
	13.500% 07/15/14	1,616	1,949
	13.500% 08/15/14	1,342	1,618
	13.500% 08/20/14	4,766	5,730
	13.500% 09/15/14	3,409	4,112
	13.500% 09/20/14	4,258	5,119
	13.500% 10/15/14	14,905	17,979
	13.500% 11/15/14	10,071	12,149
	13.500% 11/20/14	14,992	18,024
	13.500% 12/15/14	3,291	3,970
	13.500% 12/20/14	4,438	5,336
	13.500% 01/15/15	4,917	6,012
	13.500% 02/15/15	19,512	23,858

		Par ($)	Value ($)
Mortgage-Backed Securities — (continued)
	13.500% 02/20/15	7,597	9,259
	13.500% 04/15/15	3,514	4,297
	13.500% 06/15/15	4,223	5,164
	14.000% 06/15/11	2,490	2,849
	15.000% 09/15/11	24,149	27,858
	15.000% 07/15/12	1,516	1,798

	Total Mortgage-Backed Securities (cost of $330,586,578)		337,728,883

Government & Agency Obligations — 43.5%
U.S. GOVERNMENT AGENCIES — 7.3%
AID-Israel
	5.500% 04/26/24	10,000,000	11,506,970
Federal Home Loan Bank
	3.875% 06/14/13(c)	1,750,000	1,801,637
	5.375% 07/17/09	10,000,000	10,247,890
Federal Home Loan Mortgage Corp.
	4.875% 06/13/18(c)	24,750,000	26,340,361
Small Business Administration
	7.600% 01/01/12	89,767	90,763
	8.200% 10/01/11	49,979	50,837
	8.250% 11/01/11	102,600	104,544
	8.650% 11/01/14	233,594	241,741
	8.850% 08/01/11	9,451	9,606
	9.150% 07/01/11	58,186	59,089
U.S. GOVERNMENT AGENCIES TOTAL			50,453,438
U.S. GOVERNMENT OBLIGATIONS — 36.2%
U.S. Treasury Bonds
	5.500% 08/15/28(c)(d)	23,760,000	29,499,513
	7.125% 02/15/23(c)	6,619,000	9,027,694
	8.750% 08/15/20(c)	50,596,000	74,747,697
U.S. Treasury Notes
	3.125% 09/30/13(c)	31,600,000	33,444,144
	4.375% 12/15/10(c)	3,655,000	3,913,134
	6.500% 02/15/10(c)	87,750,000	93,721,124
U.S. Treasury STRIPS
	(e) 02/15/09(c)	5,500,000	5,498,576
U.S. GOVERNMENT OBLIGATIONS TOTAL			249,851,882

	Total Government & Agency Obligations (cost of $282,445,112)		300,305,320

		Par ($)	Value ($)
Asset-Backed Securities — 3.1%
Chase Funding Mortgage Loan
	5.850% 02/25/32(a)	3,397,320	1,471,823
	6.899% 03/25/31(a)	945,386	316,177
First Alliance Mortgage Loan Trust
	8.225% 09/20/27	139,540	129,686
Green Tree Financial Corp.
	7.850% 08/15/25(a)	9,100,000	8,964,428
Harley-Davidson Motorcycle Trust
	5.540% 04/15/15	1,700,000	1,040,076
JPMorgan Mortgage Acquisition Corp.
	5.784% 01/25/37	5,740,000	3,293,020
MBNA Credit Card Master Note Trust
	4.450% 08/15/16(f)	5,000,000	3,035,095
Residential Asset Securities Corp.
	6.656% 04/25/32(a)	1,838,691	597,912
Wachovia Auto Loan Owner Trust
	5.650% 02/20/13	3,800,000	2,843,651

	Total Asset-Backed Securities (cost of $31,674,344)		21,691,868

Collateralized Mortgage Obligations — 2.1%
AGENCY — 1.3%
Federal Home Loan Mortgage Corp.
	6.000% 05/15/29	8,812,000	8,969,529
	I.O.,
	5.500% 05/15/27(g)	180,775	6,644
Vendee Mortgage Trust
	I.O.:
	0.301% 03/15/29(a)(g)	6,260,872	30,179
	0.440% 03/15/28(a)(g)	5,157,547	86,153
AGENCY TOTAL			9,092,505
NON - AGENCY — 0.8%
Countrywide Home Loans, Inc.
	6.000% 01/25/33	2,099,716	2,089,842
First Horizon Asset Securities, Inc.
	5.133% 10/25/33(a)	1,705,087	1,196,008
Nomura Asset Acceptance Corp.
	6.664% 05/25/36	1,220,000	47,569
Residential Funding Mortgage Securities, Inc.
	6.500% 03/25/32	961,352	901,592
	6.500% 03/25/32	721,014	633,405
Tryon Mortgage Funding, Inc.
	7.500% 02/20/27	24,227	24,267

		Par ($)	Value ($)
Collateralized Mortgage Obligations — (continued)
NON - AGENCY — (continued)
Washington Mutual Mortgage Loan Trust
	2.695% 01/25/40(a)	718,327	680,678
NON-AGENCY TOTAL			5,573,361

	Total Collateralized Mortgage Obligations (cost of $16,259,933)		14,665,866

Commercial Mortgage-Backed Securities — 0.1%
Merrill Lynch Mortgage Investors, Inc.
	I.O.:
	0.717% 12/15/30(a)(g)	3,153,011	35,748
PNC Mortgage Acceptance Corp.
	5.910% 03/12/34	380,527	372,132

	Total Commercial Mortgage-Backed Securities (cost of $555,056)		407,880

		Shares
Securities Lending Collateral — 28.4%
	State Street Navigator Securities Lending Prime Portfolio (7 day yield of 2.216%)(h)	195,599,423	195,599,423

	Total Securities Lending Collateral (cost of $195,599,423)		195,599,423

		Par ($)
Short-Term Obligation — 6.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.200%, collateralized by a U.S. Government Agency Obligation maturing 07/10/28, market value of $43,665,375 (repurchase proceeds $42,805,713)	42,805,000	42,805,000

	Total Short-Term Obligation (cost of $42,805,000)		42,805,000

	Total Investments — 132.4% (cost of $899,925,446)(i)(j)		913,204,240

	Obligation to Return Collateral for Securities Loaned — (28.4)%		(195,599,423)

	Other Assets & Liabilities, Net — (4.0)%		(27,801,872)

	Net Assets — 100.0%		689,802,945

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value  as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$439,952,730	$337,897
	Level 2 — Other Significant Observable Inputs	473,251,510	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$913,204,240	$337,897

*	Other financial instruments consist of futures contracts which are not included in the investment portfolio.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2008.

(b)	Security purchased on a delayed delivery basis.

(c)	All or a portion of this security was on loan at November 30, 2008. The total market value of securities on loan at November 30, 2008 is $193,139,973.

(d)	All or a portion of this security is pledged as collateral for open futures contracts. At November 30, 2008, the market value of this security amounted to $1,862,343.

(e)	Zero coupon bond.

(f)	Investments in affiliates during the three months ended November 30, 2008:

Security name: MBNA Credit Card Master Note Trust, 4.450% 08/15/16

	Par as of 08/31/08:		$5,000,000
	Par purchased:		$—
	Par sold:		$—
	Par as of 11/30/08:		$5,000,000
	Net realized gain/loss:		$—
	Interest income earned:		$55,625
	Value at end of period:		$3,035,095

(g)	Accrued interest accumulates in the value of this security and is payable at redemption.

(h)	Investment made with cash collateral received from securities lending activity.

(i)	Cost for federal income tax purposes is $900,329,823.

(j)	Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$24,907,610	$(12,033,193)	$12,874,417

At November 30, 2008, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
10-Year U.S. Treasury Notes	127	$15,363,032	$14,890,171	Mar-09	$472,861
5-Year U.S. Treasury Notes	180	21,007,969	20,707,582	Mar-09	300,387
					$773,248

At November 30, 2008, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
30-Year U.S. Treasury Bonds	135	$17,210,391	$16,784,913	Mar-09	$(425,478)
2-Year U.S. Treasury Notes	9	1,951,313	1,941,440	Mar-09	(9,873)
					$(435,351)

Acronym	Name

I.O.	Interest Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Greater China Fund

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 5.5%
Automobiles — 1.1%
	Dongfeng Motor Group Co., Ltd., Class H	6,588,000	1,503,367
Automobiles Total			1,503,367
Distributors — 1.9%
	China Resources Enterprise Ltd.	1,140,000	1,793,790
	Li & Fung Ltd.	481,600	876,560
Distributors Total			2,670,350
Diversified Consumer Services — 0.5%
	New Oriental Education & Technology Group, ADR (a)	15,047	776,576
Diversified Consumer Services Total			776,576
Media — 1.1%
	VisionChina Media, Inc., ADR (a)	223,333	1,511,965
Media Total			1,511,965
Multiline Retail — 0.9%
	New World Department Store China Ltd.	3,138,000	1,343,757
Multiline Retail Total			1,343,757
CONSUMER DISCRETIONARY TOTAL			7,806,015
CONSUMER STAPLES — 2.9%
Beverages — 0.3%
	Yantai Changyu Pioneer Wine Co., Class B	148,310	486,857
Beverages Total			486,857
Food & Staples Retailing — 0.7%
	President Chain Store Corp.	406,000	956,774
Food & Staples Retailing Total			956,774
Food Products — 1.9%
	Want Want China Holdings Ltd.	6,659,000	2,710,348
Food Products Total			2,710,348
CONSUMER STAPLES TOTAL			4,153,979
ENERGY — 21.2%
Oil, Gas & Consumable Fuels — 21.2%
	China Petroleum & Chemical Corp., Class H	5,560,000	3,698,013
	China Shenhua Energy Co., Ltd., Class H	2,036,500	3,757,434
	CNOOC Ltd.	11,522,500	9,435,028
	PetroChina Co., Ltd., Class H	13,708,000	11,317,806

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Yanzhou Coal Mining Co., Ltd., Class H	3,736,000	2,084,951
Oil, Gas & Consumable Fuels Total			30,293,232
ENERGY TOTAL			30,293,232
FINANCIALS — 32.7%
Commercial Banks — 15.8%
	Bank of China Ltd., Class H	15,436,000	4,882,949
	China Merchants Bank Co., Ltd., Class H	4,339,800	6,968,665
	Industrial & Commercial Bank of China, Class H	21,704,000	10,673,918
Commercial Banks Total			22,525,532
Insurance — 11.1%
	China Life Insurance Co., Ltd., Class H	4,866,000	12,571,827
	Ping An Insurance Group Co., Ltd., Class H	862,000	3,262,718
Insurance Total			15,834,545
Real Estate Management & Development — 5.8%
	Cheung Kong Holdings Ltd.	75,000	700,629
	China Overseas Land & Investment Ltd.	658,000	856,281
	China Vanke Co., Ltd., Class B	3,176,710	2,171,979
	Guangzhou R&F Properties Co. Ltd., Class H	2,336,000	1,421,404
	Shui On Land Ltd.	1,931,500	422,966
	Sun Hung Kai Properties Ltd.	87,000	682,803
	Swire Pacific Ltd., Class A	216,500	1,456,871
	Yanlord Land Group Ltd.	1,497,000	601,959
Real Estate Management & Development Total			8,314,892
FINANCIALS TOTAL			46,674,969
HEALTH CARE — 1.6%
Health Care Equipment & Supplies — 1.0%
	Mindray Medical International Ltd., ADR	76,058	1,375,129
Health Care Equipment & Supplies Total			1,375,129

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 0.6%
	China Shineway Pharmaceutical Group Ltd.	1,741,000	941,796
Pharmaceuticals Total			941,796
HEALTH CARE TOTAL			2,316,925
INDUSTRIALS — 10.0%
Construction & Engineering — 1.6%
	China Railway Construction Corp., Class H (a)	1,014,000	1,375,883
	China Railway Group Ltd., Class H (a)	1,258,000	835,104
Construction & Engineering Total			2,210,987
Electrical Equipment — 2.3%
	Harbin Power Equipment Co., Ltd., Class H	2,640,000	1,610,177
	Shanghai Electric Group Co., Ltd., Class H (a)	4,910,000	1,735,257
Electrical Equipment Total			3,345,434
Machinery — 2.5%
	China National Material Co., Ltd., Class H (a)	2,380,000	970,035
	China South Locomotive and Rolling Stock Corp., Class H (a)	6,017,707	2,538,969
Machinery Total			3,509,004
Marine — 1.0%
	China Shipping Development Co., Ltd., Class H	1,694,000	1,381,637
Marine Total			1,381,637
Transportation Infrastructure — 2.6%
	China Merchants Holdings International Co., Ltd.	478,000	924,877
	Jiangsu Expressway Co., Ltd., Class H	1,662,000	1,216,026
	Sichuan Expressway Co., Ltd., Class H (a)	3,908,000	701,453
	Zhejiang Expressway Co., Ltd., Class H	1,986,000	931,770
Transportation Infrastructure Total			3,774,126
INDUSTRIALS TOTAL			14,221,188
INFORMATION TECHNOLOGY — 2.3%
Internet Software & Services — 0.6%
	Tencent Holdings Ltd.	144,800	797,209
Internet Software & Services Total			797,209
Software — 1.7%
	Kingdee International Software Group Co., Ltd.	5,876,000	602,807

3

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
Perfect World Co., Ltd., ADR (a)	104,406	1,821,885
Software Total		2,424,692
INFORMATION TECHNOLOGY TOTAL		3,221,901
TELECOMMUNICATION SERVICES — 20.9%
Diversified Telecommunication Services — 2.4%
China Telecom Corp., Ltd., Class H	8,892,000	3,379,828
Diversified Telecommunication Services Total		3,379,828
Wireless Telecommunication Services — 18.5%
China Mobile Ltd.	2,885,500	26,451,471
Wireless Telecommunication Services Total		26,451,471
TELECOMMUNICATION SERVICES TOTAL		29,831,299
UTILITIES — 2.6%
Independent Power Producers & Energy Traders — 2.2%
China Resources Power Holdings Co., Ltd.	612,000	1,212,432
Datang International Power Generation Co., Ltd., Class H	3,910,000	1,865,161
Independent Power Producers & Energy Traders Total		3,077,593
Water Utilities — 0.4%
Guangdong Investment Ltd.	1,756,000	580,923
Water Utilities Total		580,923
UTILITIES TOTAL		3,658,516

Total Common Stocks (cost of $137,310,111)		142,178,024

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08,due 12/01/08 at 0.150%, collateralized by a U.S. Treasury Obligation maturing 05/15/38, market value $786,163 (repurchase proceeds $767,010)	767,000	767,000

	Total Short-Term Obligation (cost of $767,000)		767,000

	Total Investments — 100.3% (cost of $138,077,111)(b)(c)		142,945,024

	Other Assets & Liabilities, Net — (0.3)%		(360,041)

	Net Assets — 100.0%		142,584,983

4

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Ocassionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$6,701,580	$—
	Level 2 — Other Significant Observable Inputs	136,243,444	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$142,945,024	$—

5

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $138,077,111.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$37,802,084	$(32,934,171)	$4,867,913

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia International Stock Fund

		Shares	Value ($)*
Common Stocks — 98.8%
CONSUMER DISCRETIONARY — 10.0%
Auto Components — 0.5%
	Denso Corp.	144,200	2,388,669
Auto Components Total			2,388,669
Automobiles — 1.7%
	Dongfeng Motor Group Co., Ltd., Class H	16,412,000	3,745,183
	Honda Motor Co., Ltd.	104,800	2,304,014
	Toyota Motor Corp.	75,100	2,363,966
Automobiles Total			8,413,163
Diversified Consumer Services — 1.2%
	Benesse Corp.	141,900	6,005,976
Diversified Consumer Services Total			6,005,976
Hotels, Restaurants & Leisure — 0.9%
	Paddy Power PLC	265,925	4,676,720
Hotels, Restaurants & Leisure Total			4,676,720
Household Durables — 1.0%
	JM AB	418,707	1,616,521
	Panasonic Corp.	264,000	3,169,110
Household Durables Total			4,785,631
Leisure Equipment & Products — 0.2%
	Nikon Corp.	105,000	1,190,274
Leisure Equipment & Products Total			1,190,274
Media — 1.6%
	Vivendi	276,562	7,837,840
Media Total			7,837,840
Specialty Retail — 2.0%
	Fast Retailing Co., Ltd.	45,200	5,189,644
	Game Group PLC	1,909,478	4,630,565
Specialty Retail Total			9,820,209
Textiles, Apparel & Luxury Goods — 0.9%
	Polo Ralph Lauren Corp.	107,190	4,630,608
Textiles, Apparel & Luxury Goods Total			4,630,608
CONSUMER DISCRETIONARY TOTAL			49,749,090
CONSUMER STAPLES — 10.3%
Beverages — 1.1%
	Fomento Economico Mexicano SAB de CV, ADR	134,598	3,702,791
	Heineken NV	64,450	1,778,238
Beverages Total			5,481,029

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 3.2%
	Koninklijke Ahold NV	523,424	5,840,723
	Seven & I Holdings Co., Ltd.	234,400	6,637,874
	Wal-Mart Stores, Inc.	56,826	3,175,437
Food & Staples Retailing Total			15,654,034
Food Products — 3.2%
	China Milk Products Group Ltd.	7,593,000	1,804,332
	Nestle SA, Registered Shares	198,916	7,196,193
	Toyo Suisan Kaisha Ltd.	168,000	3,925,651
	Unilever PLC	133,936	3,090,353
Food Products Total			16,016,529
Household Products — 0.8%
	Unicharm Corp.	58,400	4,032,956
Household Products Total			4,032,956
Tobacco — 2.0%
	British American Tobacco PLC	152,291	3,998,400
	Japan Tobacco, Inc.	1,530	5,616,849
Tobacco Total			9,615,249
CONSUMER STAPLES TOTAL			50,799,797
ENERGY — 8.9%
Energy Equipment & Services — 0.7%
	Noble Corp.	122,659	3,286,034
Energy Equipment & Services Total			3,286,034
Oil, Gas & Consumable Fuels — 8.2%
	BG Group PLC	357,647	5,131,199
	BP PLC	524,108	4,251,287
	BP PLC, ADR	123,583	6,017,256
	Centennial Coal Co., Ltd.	1,029,902	1,777,338
	CNOOC Ltd.	3,239,300	2,652,453
	PetroChina Co., Ltd., Class H	3,116,000	2,572,679
	Royal Dutch Shell PLC, Class B	221,585	5,877,110
	StatoilHydro ASA	206,850	3,507,643
	Total SA	119,270	6,257,447

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Yanzhou Coal Mining Co., Ltd., Class H	4,572,000	2,551,498
Oil, Gas & Consumable Fuels Total			40,595,910
ENERGY TOTAL			43,881,944
FINANCIALS — 22.2%
Capital Markets — 1.6%
	Credit Suisse Group AG, Registered Shares	94,578	2,776,471
	Deutsche Bank AG, Registered Shares	113,101	4,061,485
	Intermediate Capital Group PLC	107,973	1,321,314
Capital Markets Total			8,159,270
Commercial Banks — 12.1%
	Australia & New Zealand Banking Group Ltd.	246,607	2,419,479
	Banco Bilbao Vizcaya Argentaria SA	693,060	7,213,078
	Banco Santander SA	910,098	7,482,697
	Barclays PLC	1,348,631	3,549,191
	BNP Paribas	99,915	5,537,352
	DBS Group Holdings Ltd.	756,000	4,675,957
	HSBC Holdings PLC	660,133	7,197,650
	Industrial & Commercial Bank of China, Class H	4,767,000	2,344,386
	Lloyds TSB Group PLC	1,257,187	3,286,616
	Mizuho Financial Group, Inc.	1,202	3,166,538
	Royal Bank of Scotland Group PLC	1,167,530	996,680
	Standard Chartered PLC	206,645	2,706,476
	Sumitomo Mitsui Financial Group, Inc.	815	2,990,410
	Sumitomo Trust & Banking Co., Ltd.	470,000	2,149,042
	Uniao de Bancos Brasileiros SA, GDR	29,330	1,879,760
	United Overseas Bank Ltd.	218,900	1,899,292
	Yamaguchi Financial Group, Inc.	36,000	339,359
Commercial Banks Total			59,833,963
Consumer Finance — 0.3%
	ORIX Corp.	28,060	1,759,854
Consumer Finance Total			1,759,854
Diversified Financial Services — 1.1%
	ING Groep NV	623,472	5,234,899
Diversified Financial Services Total			5,234,899
Insurance — 5.0%
	Aviva PLC	502,326	3,117,894
	Axis Capital Holdings Ltd.	76,247	1,929,811

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	Baloise Holding AG, Registered Shares	109,616	6,141,057
	Brit Insurance Holdings PLC	1,680,255	5,284,607
	Lancashire Holdings Ltd.	340,508	2,027,022
	Swiss Reinsurance, Registered Shares	72,471	2,985,416
	Zurich Financial Services AG, Registered Shares	17,301	3,389,613
Insurance Total			24,875,420
Real Estate Management & Development — 2.1%
	Emaar Properties PJSC	2,053,055	1,570,674
	Hongkong Land Holdings Ltd.	1,871,000	4,501,001
	Swire Pacific Ltd., Class A	619,300	4,167,391
Real Estate Management & Development Total			10,239,066
FINANCIALS TOTAL			110,102,472
HEALTH CARE — 10.2%
Biotechnology — 0.5%
	Amgen, Inc. (a)	44,677	2,481,361
Biotechnology Total			2,481,361
Health Care Equipment & Supplies — 0.6%
	Terumo Corp.	66,500	3,088,877
Health Care Equipment & Supplies Total			3,088,877
Pharmaceuticals — 9.1%
	Astellas Pharma, Inc.	136,200	5,556,263
	AstraZeneca PLC, ADR	136,310	5,142,976
	Biovail Corp.	416,505	3,561,118
	Daiichi Sankyo Co., Ltd.	182,000	3,749,665
	Novartis AG, Registered Shares	51,133	2,390,522
	Roche Holding AG, Genusschein Shares	65,434	9,201,217
	Sanofi-Aventis SA	72,491	4,021,035
	Takeda Pharmaceutical Co., Ltd.	144,000	6,958,968
	Teva Pharmaceutical Industries Ltd., ADR	96,686	4,172,001
Pharmaceuticals Total			44,753,765
HEALTH CARE TOTAL			50,324,003
INDUSTRIALS — 11.0%
Aerospace & Defense — 1.7%
	BAE Systems PLC	998,855	5,500,686
	MTU Aero Engines Holding AG	145,740	2,952,780
Aerospace & Defense Total			8,453,466

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 0.5%
	Deutsche Lufthansa AG, Registered Shares	195,628	2,583,507
Airlines Total			2,583,507
Construction & Engineering — 0.6%
	Outotec Oyj	209,074	2,985,952
Construction & Engineering Total			2,985,952
Electrical Equipment — 3.7%
	ABB Ltd., Registered Shares (a)	480,263	6,206,371
	Gamesa Corp. Tecnologica SA	188,631	3,172,424
	Harbin Power Equipment Co., Ltd., Class H	2,982,000	1,818,768
	Mitsubishi Electric Corp.	644,000	3,474,077
	Schneider Electric SA	57,418	3,630,495
Electrical Equipment Total			18,302,135
Industrial Conglomerates — 1.7%
	Keppel Corp. Ltd.	1,154,000	3,217,035
	Siemens AG, Registered Shares	83,348	5,025,008
Industrial Conglomerates Total			8,242,043
Machinery — 2.1%
	Demag Cranes AG	133,250	2,817,254
	Georg Fischer AG, Registered Shares (a)	11,450	2,197,449
	Glory Ltd.	165,900	2,894,249
	Nabtesco Corp.	375,000	2,364,164
Machinery Total			10,273,116
Marine — 0.3%
	U-Ming Marine Transport Corp.	1,462,000	1,634,270
Marine Total			1,634,270
Trading Companies & Distributors — 0.4%
	ITOCHU Corp.	382,000	1,937,104
Trading Companies & Distributors Total			1,937,104
INDUSTRIALS TOTAL			54,411,593
INFORMATION TECHNOLOGY — 4.4%
Communications Equipment — 0.7%
	Nokia Oyj	254,308	3,596,911
Communications Equipment Total			3,596,911
Electronic Equipment & Instruments — 0.8%
	FUJIFILM Holdings Corp.	173,400	4,193,974
Electronic Equipment & Instruments Total			4,193,974

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Office Electronics — 1.2%
	Canon, Inc.	203,000	6,041,570
Office Electronics Total			6,041,570
Semiconductors & Semiconductor Equipment — 0.6%
	United Microelectronics Corp., ADR	1,514,068	2,785,885
Semiconductors & Semiconductor Equipment Total			2,785,885
Software — 1.1%
	Nintendo Co., Ltd.	16,800	5,201,371
Software Total			5,201,371
INFORMATION TECHNOLOGY TOTAL			21,819,711
MATERIALS — 8.4%
Chemicals — 3.1%
	BASF SE	207,553	6,673,325
	Clariant AG, Registered Shares (a)	377,035	2,342,043
	Linde AG	45,553	3,342,769
	Nifco, Inc.	146,300	1,510,941
	Potash Corp. of Saskatchewan	23,800	1,544,054
Chemicals Total			15,413,132
Construction Materials — 0.9%
	Ciments Francais SA	56,114	4,276,270
Construction Materials Total			4,276,270
Metals & Mining — 4.4%
	Anglo American PLC	131,023	3,121,744
	BHP Biliton PLC	432,024	7,873,601
	Norsk Hydro ASA	413,100	1,499,141
	Rio Tinto PLC	64,532	1,611,035
	Salzgitter AG	49,011	3,415,586
	Yamato Kogyo Co., Ltd.	194,100	4,341,375
Metals & Mining Total			21,862,482
MATERIALS TOTAL			41,551,884
TELECOMMUNICATION SERVICES — 6.8%
Diversified Telecommunication Services — 5.2%
	Bezeq Israeli Telecommunication Corp., Ltd.	3,855,469	5,697,157
	France Telecom SA	196,027	5,058,869
	Nippon Telegraph & Telephone Corp.	1,562	6,797,582
	Telefonica O2 Czech Republic AS	256,220	5,603,395
	Telekomunikacja Polska SA	394,753	2,587,643
Diversified Telecommunication Services Total			25,744,646

6

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — 1.6%
	Mobile TeleSystems OJSC, ADR	70,041	2,076,015
	NTT DoCoMo, Inc.	1,494	2,478,995
	Vodafone Group PLC	1,602,340	3,136,257
Wireless Telecommunication Services Total			7,691,267
TELECOMMUNICATION SERVICES TOTAL			33,435,913
UTILITIES — 6.6%
Electric Utilities — 4.0%
	E.ON AG	285,403	10,060,728
	Enel SpA	689,817	4,329,960
	Iberdrola SA	699,084	5,209,008
Electric Utilities Total			19,599,696
Gas Utilities — 0.6%
	Gas Natural SDG SA	112,614	3,115,232
Gas Utilities Total			3,115,232
Multi-Utilities — 2.0%
	Centrica PLC	1,243,568	4,545,439
	United Utilities Group PLC	601,650	5,614,928
Multi-Utilities Total			10,160,367
UTILITIES TOTAL			32,875,295

	Total Common Stocks (cost of $708,732,690)		488,951,702

Preferred Stocks — 0.5%
UTILITIES — 0.5%
Electric Utilities — 0.5%
	Cia Energetica de Minas Gerais	159,100	2,521,066
Electric Utilities Total			2,521,066
UTILITIES TOTAL			2,521,066

	Total Preferred Stocks (cost of $3,949,097)		2,521,066

Investment Company — 1.2%
	iShares MSCI Brazil Index Fund	39,954	1,404,383
	iShares MSCI EAFE Index Fund	113,759	4,740,338

	Total Investment Company (cost of $8,100,449)		6,144,721

7

		Units	Value ($)
Rights — 0.1%
FINANCIALS — 0.0%
Commercial Banks — 0.1%
Standard Chartered PLC
	Expires 12/17/08 (a)	68,124	430,359
Commercial Banks Total			430,359
Diversified Financial Services — 0.0%
Fortis
	Expires 07/04/14 (a)	234,651	—
Diversified Financial Services Total			—
FINANCIALS TOTAL			430,359

	Total Rights (cost of $—)		430,359

		Par ($)
Short-Term Obligation — 0.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.150%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/38, market value $1,891,813 (repurchase proceeds $1,854,023)	1,854,000	1,854,000

	Total Short-Term Obligation (cost of $1,854,000)		1,854,000

	Total Investments — 101.0% (cost of $722,636,236)(b)(c)		499,901,848

	Other Assets & Liabilities, Net — (1.0)%		(4,840,999)

	Net Assets — 100.0%		495,060,849

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
	Level 1 — Quoted Prices	$59,982,255	$—
	Level 2 — Other Significant Observable Inputs	439,919,593	(7,877,783)
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$499,901,848	$(7,877,783)

9

*Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $722,636,236.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$16,242,344	$(238,976,732)	$(222,734,388)

For the three month period ended November 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2008	2,638	$153,683
Options written	3,233	76,040
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(5,871)	(229,723)
Options outstanding at November 30, 2008	—	$—

Forward foreign currency exchange contracts outstanding on November 30, 2008 are:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$33,071,202	$39,686,262	12/17/08	$(6,615,060)
AUD	25,619,909	25,140,347	02/10/09	479,562
AUD	958,528	956,251	02/10/09	2,277
BRL	1,877,430	1,868,240	12/17/08	9,190
CAD	1,167,339	1,291,275	12/17/08	(123,936)
CAD	1,562,114	1,655,166	12/17/08	(93,052)
CAD	5,670,047	5,683,818	12/17/08	(13,771)
CHF	2,387,476	2,587,131	12/17/08	(199,655)
CHF	2,275,319	2,442,242	12/17/08	(166,923)
CHF	5,309,351	5,701,381	12/17/08	(392,030)
CHF	5,835,504	6,114,231	12/17/08	(278,727)
CHF	6,778,124	6,900,924	12/17/08	(122,800)
CHF	1,888,804	1,907,585	02/10/09	(18,781)
CZK	650,694	782,622	12/17/08	(131,928)
CZK	1,758,532	1,914,952	12/17/08	(156,420)
CZK	5,350,542	5,302,505	12/17/08	48,037
DKK	2,931,216	3,197,955	12/17/08	(266,739)
DKK	2,170,344	2,216,211	12/17/08	(45,867)
DKK	4,054,244	3,995,642	02/10/09	58,602
EUR	65,903,252	71,777,700	12/17/08	(5,874,448)
EUR	36,534,941	36,031,135	02/10/09	503,806
GBP	35,552,357	40,165,478	12/17/08	(4,613,121)
GBP	8,264,018	7,942,107	02/10/09	321,911
ILS	10,702,435	10,821,053	12/17/08	(118,618)
JPY	9,056,996	8,160,330	12/17/08	896,666
JPY	3,852,265	3,703,254	12/17/08	149,011
JPY	965,745	952,402	12/17/08	13,343
JPY	3,497,153	3,491,184	02/10/09	5,969

10

JPY	2,384,006	2,382,010	02/10/09	1,996
KRW	911,467	989,911	12/17/08	(78,444)
KRW	895,920	953,070	12/17/08	(57,150)
NOK	3,719,103	3,700,935	12/17/08	18,168
NOK	1,169,960	1,164,619	02/10/09	5,341
PLN	1,104,621	1,307,936	12/17/08	(203,315)
PLN	2,235,048	2,207,548	12/17/08	27,500
PLN	3,905,720	3,877,945	12/17/08	27,775
RUB	1,189,145	1,289,973	12/17/08	(100,828)
RUB	3,195,353	3,211,146	12/17/08	(15,793)
SEK	2,545,898	3,118,145	12/17/08	(572,247)
SEK	1,901,085	2,187,322	12/17/08	(286,237)
SEK	4,231,551	4,868,675	12/17/08	(637,124)
SEK	2,646,696	2,767,144	12/17/08	(120,448)
SEK	3,997,798	4,007,676	02/10/09	(9,878)
SEK	3,792,166	3,830,820	02/10/09	(38,654)
SGD	1,868,553	1,934,711	12/17/08	(66,158)
SGD	1,665,636	1,677,875	12/17/08	(12,239)
SGD	935,929	953,022	12/17/08	(17,093)
SGD	6,071,640	6,078,412	12/17/08	(6,772)
SGD	475,864	477,657	02/10/09	(1,793)
TWD	1,122,057	1,118,653	12/17/08	3,404
TWD	4,400,175	4,435,967	12/17/08	(35,792)
				$(18,919,283)

Forward Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$2,534,171	$2,571,395	12/17/08	$37,224
AUD	1,755,332	1,763,790	12/17/08	8,458
AUD	3,712,247	3,759,968	12/17/08	47,721
AUD	25,069,450	24,472,809	12/17/08	(596,641)
AUD	4,254,324	4,128,529	02/10/09	(125,795)
BRL	1,877,430	2,244,393	12/17/08	366,963
CAD	8,399,500	9,739,693	12/17/08	1,340,193
CAD	5,986,615	5,995,151	02/10/09	8,536
CHF	22,585,774	24,022,103	12/17/08	1,436,329
CHF	6,351,444	6,449,851	02/10/09	98,407
CZK	7,759,769	8,781,530	12/17/08	1,021,761
CZK	6,114,572	6,012,937	02/10/09	(101,635)
DKK	5,101,559	5,014,485	12/17/08	(87,074)
EUR	6,521,755	7,354,752	12/17/08	832,997
EUR	5,973,196	6,437,424	12/17/08	464,228
EUR	2,281,852	2,421,852	12/17/08	140,000
EUR	6,665,244	6,712,159	12/17/08	46,915
EUR	6,077,321	6,184,948	12/17/08	107,627
EUR	542,210	552,496	12/17/08	10,286
EUR	37,841,672	37,243,799	12/17/08	(597,873)
EUR	2,357,134	2,319,207	02/10/09	(37,927)
EUR	7,051,093	7,161,512	02/10/09	110,419
GBP	3,768,953	4,302,024	12/17/08	533,071
GBP	1,721,145	1,931,405	12/17/08	210,260
GBP	3,782,821	4,231,143	12/17/08	448,322
GBP	4,462,342	4,710,344	12/17/08	248,002
GBP	6,439,271	6,644,192	12/17/08	204,921
GBP	15,377,824	14,786,867	12/17/08	(590,957)
GBP	1,441,309	1,436,410	02/10/09	(4,899)
ILS	8,168,516	8,810,528	12/17/08	642,012
ILS	2,533,918	2,861,772	12/17/08	327,854
ILS	10,383,870	10,439,776	02/10/09	55,906
JPY	6,652,175	6,419,681	12/17/08	(232,494)
JPY	4,028,149	3,956,961	12/17/08	(71,188)
JPY	2,293,763	2,237,273	12/17/08	(56,490)
JPY	900,920	894,524	12/17/08	(6,396)

11

JPY	1,648,706	1,642,248	02/10/09	(6,458)
KRW	1,807,387	2,364,653	12/17/08	557,266
MXN	1,938,602	2,007,631	12/17/08	69,029
NOK	2,656,278	3,170,346	12/17/08	514,068
NOK	1,062,824	1,106,518	12/17/08	43,694
NOK	3,535,128	3,506,859	02/10/09	(28,269)
PLN	7,245,388	8,692,103	12/17/08	1,446,715
PLN	3,539,763	3,493,078	12/17/08	(46,685)
RUB	4,384,499	4,788,876	12/17/08	404,377
SEK	6,777,449	7,961,401	12/17/08	1,183,952
SEK	4,547,781	4,555,533	12/17/08	7,752
SGD	8,381,058	8,804,333	12/17/08	423,275
SGD	2,160,700	2,210,875	12/17/08	50,175
SGD	6,466,854	6,470,861	12/17/08	4,007
TWD	3,883,968	4,023,363	12/17/08	139,395
TWD	1,638,263	1,662,157	12/17/08	23,894
TWD	4,471,372	4,487,642	02/10/09	16,270
				$11,041,500

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar

12

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Mid Cap Growth Fund

		Shares	Value ($)*
Common Stocks — 97.7%
CONSUMER DISCRETIONARY — 17.3%
Distributors — 0.5%
	LKQ Corp. (a)	387,650	4,039,313
Distributors Total			4,039,313
Diversified Consumer Services — 2.9%
	Apollo Group, Inc., Class A (a)	139,850	10,746,074
	DeVry, Inc.	131,721	7,571,323
	ITT Educational Services, Inc. (a)	64,494	5,809,619
Diversified Consumer Services Total			24,127,016
Hotels, Restaurants & Leisure — 3.4%
	Darden Restaurants, Inc.	340,820	6,233,598
	Starbucks Corp. (a)	493,660	4,408,384
	Starwood Hotels & Resorts Worldwide, Inc.	152,490	2,570,981
	WMS Industries, Inc. (a)	228,950	5,643,618
	Yum! Brands, Inc.	354,360	9,546,458
Hotels, Restaurants & Leisure Total			28,403,039
Leisure Equipment & Products — 0.4%
	Mattel, Inc. (a)	272,380	3,723,435
Leisure Equipment & Products Total			3,723,435
Media — 1.9%
	DreamWorks Animation SKG, Inc., Class A (a)	176,210	4,070,451
	Liberty Media Corp., Class A (a)	610,380	7,245,210
	McGraw-Hill Companies, Inc.	185,250	4,631,250
Media Total			15,946,911
Multiline Retail — 1.4%
	Dollar Tree, Inc. (a)	164,420	6,964,831
	Kohl’s Corp. (a)	162,260	5,299,412
Multiline Retail Total			12,264,243
Specialty Retail — 5.1%
	Advance Auto Parts, Inc.	205,050	6,225,318
	Bed Bath & Beyond, Inc. (a)	169,660	3,442,401
	GameStop Corp., Class A (a)	140,310	3,065,774
	Ross Stores, Inc.	194,770	5,161,405
	Sherwin-Williams Co.	123,690	7,289,052
	Tiffany & Co.	127,060	2,514,517
	TJX Companies, Inc.	467,950	10,678,619
	Urban Outfitters, Inc. (a)	247,540	4,497,802
Specialty Retail Total			42,874,888

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 1.7%
	Coach, Inc. (a)	271,450	4,858,955
	Deckers Outdoor Corp. (a)	70,200	4,186,728
	Polo Ralph Lauren Corp.	122,860	5,307,552
Textiles, Apparel & Luxury Goods Total			14,353,235
CONSUMER DISCRETIONARY TOTAL			145,732,080
CONSUMER STAPLES — 5.3%
Food & Staples Retailing — 1.9%
	BJ’s Wholesale Club, Inc. (a)	191,650	6,857,237
	Kroger Co.	351,160	9,713,085
Food & Staples Retailing Total			16,570,322
Food Products — 1.1%
	Campbell Soup Co.	126,160	4,043,428
	H.J. Heinz Co.	131,640	5,112,898
Food Products Total			9,156,326
Household Products — 1.5%
	Church & Dwight Co., Inc.	105,290	6,258,438
	Clorox Co.	104,020	6,153,823
Household Products Total			12,412,261
Personal Products — 0.8%
	Avon Products, Inc.	309,790	6,536,569
Personal Products Total			6,536,569
CONSUMER STAPLES TOTAL			44,675,478
ENERGY — 10.6%
Energy Equipment & Services — 4.4%
	Cameron International Corp. (a)	236,660	4,993,526
	Core Laboratories N.V.	60,690	4,042,561
	Diamond Offshore Drilling, Inc.	140,520	10,370,376
	FMC Technologies, Inc. (a)	177,280	4,869,882
	National-Oilwell Varco, Inc. (a)	191,270	5,411,028
	Noble Corp.	275,210	7,372,876
Energy Equipment & Services Total			37,060,249
Oil, Gas & Consumable Fuels — 6.2%
	Alpha Natural Resources, Inc. (a)	176,840	3,924,080
	Concho Resources, Inc. (a)	187,149	4,414,845
	CONSOL Energy, Inc.	139,670	4,046,240
	Continental Resources, Inc. (a)	249,937	4,886,268
	Denbury Resources, Inc. (a)	683,230	6,511,182
	PetroHawk Energy Corp. (a)	346,560	6,054,403
	Range Resources Corp.	125,680	5,211,950

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Southwestern Energy Co. (a)	384,388	13,211,415
	Ultra Petroleum Corp. (a)	98,680	4,009,368
Oil, Gas & Consumable Fuels Total			52,269,751
ENERGY TOTAL			89,330,000
FINANCIALS — 5.9%
Capital Markets — 3.4%
	Charles Schwab Corp.	185,800	3,405,714
	Invesco Ltd.	390,190	4,896,885
	Northern Trust Corp.	144,720	6,641,201
	T. Rowe Price Group, Inc.	184,850	6,323,718
	Waddell & Reed Financial, Inc., Class A	525,560	7,063,526
Capital Markets Total			28,331,044
Commercial Banks — 0.6%
	TCF Financial Corp.	291,120	4,861,704
Commercial Banks Total			4,861,704
Consumer Finance — 0.3%
	SLM Corp. (a)	304,860	2,807,761
Consumer Finance Total			2,807,761
Diversified Financial Services — 1.1%
	CME Group, Inc.	19,976	4,233,913
	IntercontinentalExchange, Inc. (a)	64,860	4,773,696
Diversified Financial Services Total			9,007,609
Real Estate Investment Trusts (REITs) — 0.5%
	Plum Creek Timber Co., Inc.	129,480	4,608,193
Real Estate Investment Trusts (REITs) Total			4,608,193
FINANCIALS TOTAL			49,616,311
HEALTH CARE — 14.2%
Biotechnology — 1.3%
	Alexion Pharmaceuticals, Inc. (a)	112,600	3,790,116
	Celgene Corp. (a)	59,250	3,086,925
	Genzyme Corp. (a)	66,410	4,251,568
Biotechnology Total			11,128,609
Health Care Equipment & Supplies — 2.6%
	C.R. Bard, Inc.	75,520	6,194,906
	Intuitive Surgical, Inc. (a)	30,691	4,067,478
	Mindray Medical International Ltd., ADR	223,500	4,040,880
	St. Jude Medical, Inc. (a)	126,520	3,546,356
	Varian Medical Systems, Inc. (a)	96,490	3,894,336
Health Care Equipment & Supplies Total			21,743,956

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 5.4%
	DaVita, Inc. (a)	143,270	7,199,318
	Express Scripts, Inc. (a)	202,890	11,668,204
	Laboratory Corp. of America Holdings (a)	159,640	10,114,790
	McKesson Corp.	107,150	3,743,821
	Medco Health Solutions, Inc. (a)	181,840	7,637,280
	Quest Diagnostics, Inc.	104,540	4,868,428
Health Care Providers & Services Total			45,231,841
Life Sciences Tools & Services — 2.8%
	Charles River Laboratories International, Inc. (a)	245,300	5,592,840
	Covance, Inc. (a)	153,150	5,985,102
	Illumina, Inc. (a)	170,252	3,747,247
	Pharmaceutical Product Development, Inc.	165,430	4,357,426
	Thermo Fisher Scientific, Inc. (a)	105,930	3,779,582
Life Sciences Tools & Services Total			23,462,197
Pharmaceuticals — 2.1%
	Allergan, Inc.	248,780	9,374,030
	Perrigo Co.	236,710	8,145,191
Pharmaceuticals Total			17,519,221
HEALTH CARE TOTAL			119,085,824
INDUSTRIALS — 17.3%
Aerospace & Defense — 2.1%
	Goodrich Corp.	220,670	7,425,546
	Precision Castparts Corp.	161,753	10,141,913
Aerospace & Defense Total			17,567,459
Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc.	146,930	7,505,184
Air Freight & Logistics Total			7,505,184
Commercial Services & Supplies — 2.9%
	Iron Mountain, Inc. (a)	197,220	4,285,591
	Pitney Bowes, Inc.	133,161	3,290,408
	Stericycle, Inc. (a)	204,520	11,718,996
	Waste Connections, Inc. (a)	171,064	4,829,137
Commercial Services & Supplies Total			24,124,132
Construction & Engineering — 1.3%
	Foster Wheeler Ltd. (a)	315,470	7,022,362
	Jacobs Engineering Group, Inc. (a)	99,290	4,445,213
Construction & Engineering Total			11,467,575

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Electrical Equipment — 2.2%
	AMETEK, Inc.	184,920	6,459,255
	First Solar, Inc. (a)	35,990	4,492,992
	Roper Industries, Inc.	165,430	7,571,731
Electrical Equipment Total			18,523,978
Industrial Conglomerates — 0.5%
	McDermott International, Inc. (a)	437,010	4,260,848
Industrial Conglomerates Total			4,260,848
Machinery — 3.8%
	Bucyrus International, Inc.	163,710	3,197,256
	Cummins, Inc.	265,560	6,793,025
	Flowserve Corp.	86,770	4,367,134
	ITT Corp.	141,120	5,907,283
	Joy Global, Inc.	137,038	3,191,615
	Parker Hannifin Corp.	120,110	4,934,119
	Wabtec Corp.	91,630	3,536,002
Machinery Total			31,926,434
Professional Services — 1.8%
	Dun & Bradstreet Corp.	64,380	5,150,400
	FTI Consulting, Inc. (a)	96,460	5,289,866
	Robert Half International, Inc.	220,730	4,611,050
Professional Services Total			15,051,316
Road & Rail — 1.2%
	Landstar System, Inc.	306,220	9,841,911
Road & Rail Total			9,841,911
Trading Companies & Distributors — 0.6%
	Fastenal Co.	131,940	5,081,009
Trading Companies & Distributors Total			5,081,009
INDUSTRIALS TOTAL			145,349,846
INFORMATION TECHNOLOGY — 18.4%
Communications Equipment — 1.6%
	F5 Networks, Inc. (a)	158,060	3,935,694
	Harris Corp.	195,190	6,808,227
	Research In Motion Ltd. (a)	74,430	3,161,042
Communications Equipment Total			13,904,963
Computers & Peripherals — 0.5%
	NetApp, Inc. (a)	287,030	3,874,905
Computers & Peripherals Total			3,874,905
Electronic Equipment, Instruments & Components — 1.4%
	Agilent Technologies, Inc. (a)	274,660	5,171,848
	Itron, Inc. (a)	67,700	3,207,626

5

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment, Instruments & Components — (continued)
Trimble Navigation Ltd. (a)	183,560	3,737,281
Electronic Equipment, Instruments & Components Total		12,116,755
Internet Software & Services — 1.3%
Equinix, Inc. (a)	150,851	6,850,144
VeriSign, Inc. (a)	192,270	4,151,109
Internet Software & Services Total		11,001,253
IT Services — 4.0%
Alliance Data Systems Corp. (a)	152,850	6,619,934
Cognizant Technology Solutions Corp., Class A (a)	317,590	6,097,728
Fiserv, Inc. (a)	152,810	5,216,933
Global Payments, Inc.	172,680	6,245,836
MasterCard, Inc., Class A	26,750	3,886,775
Paychex, Inc.	199,370	5,634,196
IT Services Total		33,701,402
Semiconductors & Semiconductor Equipment — 4.3%
Altera Corp.	222,900	3,278,859
Analog Devices, Inc.	511,239	8,742,187
ASML Holding N.V., N.Y. Registered Shares	344,250	5,277,352
Broadcom Corp., Class A (a)	245,350	3,756,309
International Rectifier Corp. (a)	254,020	2,969,494
Intersil Corp., Class A	294,450	2,667,717
Marvell Technology Group Ltd. (a)	602,390	3,493,862
MEMC Electronic Materials, Inc. (a)	212,850	3,197,007
Silicon Laboratories, Inc. (a)	115,240	2,415,430
Semiconductors & Semiconductor Equipment Total		35,798,217
Software — 5.3%
Activision Blizzard, Inc. (a)	739,820	8,655,894
Ansys, Inc. (a)	197,280	5,693,501
Autodesk, Inc. (a)	151,329	2,510,548
Citrix Systems, Inc. (a)	206,694	5,510,462
FactSet Research Systems, Inc.	128,780	5,151,200
Intuit, Inc. (a)	153,510	3,401,782
McAfee, Inc. (a)	182,800	5,544,324
Salesforce.com, Inc. (a)	154,010	4,407,766

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Symantec Corp. (a)	302,930	3,644,248
Software Total			44,519,725
INFORMATION TECHNOLOGY TOTAL			154,917,220
MATERIALS — 4.4%
Chemicals — 3.6%
	Agrium, Inc.	101,070	3,175,619
	CF Industries Holdings, Inc.	78,990	4,157,244
	Ecolab, Inc.	155,580	5,972,716
	Intrepid Potash, Inc. (a)	217,828	4,182,298
	Monsanto Co.	51,600	4,086,720
	Potash Corp. of Saskatchewan, Inc.	144,850	8,928,554
Chemicals Total			30,503,151
Metals & Mining — 0.8%
	Agnico-Eagle Mines Ltd.	122,890	4,628,038
	Freeport-McMoRan Copper & Gold, Inc.	79,189	1,899,744
Metals & Mining Total			6,527,782
MATERIALS TOTAL			37,030,933
TELECOMMUNICATION SERVICES — 1.7%
Wireless Telecommunication Services — 1.7%
	American Tower Corp., Class A (a)	510,807	13,914,383
Wireless Telecommunication Services Total			13,914,383
TELECOMMUNICATION SERVICES TOTAL			13,914,383
UTILITIES — 2.6%
Electric Utilities — 1.7%
	ITC Holdings Corp.	113,989	4,787,538
	PPL Corp.	277,060	9,389,563
Electric Utilities Total			14,177,101
Gas Utilities — 0.9%
	Questar Corp.	250,740	8,071,321
Gas Utilities Total			8,071,321
UTILITIES TOTAL			22,248,422

	Total Common Stocks (cost of $1,035,770,395)		821,900,497

7

		Par ($)	Value ($)
Short-Term Obligation — 4.1%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.150%, collateralized by a U.S. Treasury Obligation maturing 05/15/38, market value $34,904,455 (repurchase proceeds $34,215,428)	34,215,000	34,215,000

	Total Short-Term Obligation (cost of $34,215,000)		34,215,000

	Total Investments — 101.8% (cost of $1,069,985,395)(b)(c)		856,115,497

	Other Assets & Liabilities, Net — (1.8)%		(14,944,537)

	Net Assets — 100.0%		841,170,960

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$821,900,497	$—
	Level 2 — Other Significant Observable Inputs	34,215,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$856,115,497	$—

9

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $1,069,985,395.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$52,035,310	$(265,905,208)	$(213,869,898)

For the three month  period ended November 30, 2008, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at August 31, 2008	1,197	$128,030
Options written	197	55,554
Options terminated in closing purchase transactions	(1,394)	(183,584)
Options exercised	—	—
Options expired	—	—
Options outstanding at November 30, 2008	—	$—

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 96.0%
EDUCATION — 5.4%
Education — 5.4%
OR Economic Development Revenue
	Broadway Housing LLC,
	Series 2008 A
	6.250% 04/01/23	3,250,000	3,351,660
OR Facilities Authority
	Linfield College Project,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,667,375
OR Forest Grove Student Housing
	Oak Tree Foundation,
	Series 2007,
	5.500% 03/01/37	3,000,000	2,187,750
OR Health Sciences University
	Series 1996 A,
	Insured: MBIA:
	(a) 07/01/12	1,315,000	1,122,721
	(a) 07/01/14	2,550,000	1,939,963
	(a) 07/01/15	4,325,000	3,100,246
	(a) 07/01/21	12,515,000	5,723,986
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College Project,
	Series 1998 A:
	4.650% 10/01/09	555,000	558,069
	5.500% 10/01/18	1,000,000	907,720
	Reed College Project,
	Series 1995 A,
	Insured: MBIA
	5.100% 07/01/10	470,000	479,964
Education Total			21,039,454
EDUCATION TOTAL			21,039,454
HEALTH CARE — 8.4%
Continuing Care Retirement — 0.6%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	612,711
	5.000% 10/01/12	680,000	620,888
OR Multnomah County Hospital Facilities Authority
	Terwilliger Plaza, Inc.,
	Series 2006 A,
	5.250% 12/01/26	1,400,000	911,750
Continuing Care Retirement Total			2,145,349

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — 7.8%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	Series 1998:
	4.800% 10/01/11	245,000	245,799
	5.200% 10/01/17	2,255,000	2,169,784
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: MBIA
	5.500% 02/15/13	495,000	491,857
	Legacy Health System:
	Series 1999:
	5.000% 02/15/16	1,010,000	1,010,252
	5.500% 02/15/13	5,450,000	5,613,990
	5.500% 02/15/14	2,385,000	2,456,765
	Series 2001:
	4.600% 05/01/10	885,000	897,629
	5.250% 05/01/21	4,890,000	4,636,111
	5.750% 05/01/12	2,000,000	2,080,180
	5.750% 05/01/16	1,500,000	1,534,005
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A,
	Insured: MBIA:
	5.250% 08/15/10	485,000	489,496
	5.250% 08/15/11	260,000	261,565
OR Multnomah County Hospital Facilities Authority
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,017,520
OR Salem Hospital Facility Authority
	Series 2006 A,
	5.000% 08/15/27	3,500,000	2,822,400
	Series 2008 A,
	5.250% 08/15/18	2,500,000	2,455,075
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	278,248
Hospitals Total			30,460,676
HEALTH CARE TOTAL			32,606,025

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — 4.7%
Assisted Living/Senior — 0.4%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home Project,
	Series 2005:
	5.000% 10/01/19	1,000,000	755,890
	5.125% 10/01/24	1,000,000	695,040
Assisted Living/Senior Total			1,450,930
Multi-Family — 1.5%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A:
	5.800% 12/01/16	2,085,000	1,897,830
	5.900% 12/01/26	1,750,000	1,434,073
PR Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,455,000	2,594,051
Multi-Family Total			5,925,954
Single-Family — 2.8%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	145,000	147,448
	Series 1998 A,
	4.850% 07/01/10	120,000	121,357
	Series 1999 E,
	5.375% 07/01/21	2,125,000	2,093,401
	Series 1999 M, AMT,
	5.800% 07/01/12	120,000	120,737
	Series 2000 E,
	Insured: FHA:
	5.700% 07/01/12	340,000	350,615
	5.800% 07/01/14	295,000	304,408
	6.000% 07/01/20	830,000	830,232
	Series 2001 J,
	5.150% 07/01/24	1,315,000	1,235,692
	Series 2001 Q:
	4.700% 07/01/15	490,000	492,234
	4.900% 07/01/17	475,000	473,200
	Series 2008 G,
	5.200% 07/01/28	5,345,000	4,878,809
Single-Family Total			11,048,133
HOUSING TOTAL			18,425,017

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIAL — 0.4%
Oil & Gas — 0.4%
TN Energy Acquisition Corp.
	Series 2006,
	5.250% 09/01/22	1,900,000	1,366,442
Oil & Gas Total			1,366,442
INDUSTRIAL TOTAL			1,366,442
OTHER — 27.1%
Other — 1.0%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22 (b)	3,245,000	2,747,963
PR Commonwealth of Puerto Rico Government Development Bank
	Series 2006 B,
	5.000% 12/01/14	1,200,000	1,159,476
Other Total			3,907,439
Refunded/Escrowed (c) — 26.1%
OR Benton & Linn Counties
	School District No. 509J, Corvallis,
	Series 2003,
	Pre-refunded 06/01/13,
	Insured: FSA
	5.000% 06/01/17	2,665,000	2,927,103
OR Board of Higher Education
	Lottery Education Project,
	Series 1999 A,
	Pre-refunded 04/01/11,
	Insured: FSA
	5.000% 04/01/14	2,705,000	2,881,339
	Series 2001 A,
	Pre-refunded 08/01/11,
	5.250% 08/01/14	1,225,000	1,321,506
OR Clackamas Community College District
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC
	5.250% 06/15/15	1,390,000	1,496,057
OR Clackamas County Hospital Facility Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	5.375% 04/01/14	7,135,000	7,280,411
	Willamette View, Inc. Project,
	Series 1999 A,
	Pre-refunded 11/01/09,
	6.850% 11/01/15	1,335,000	1,401,363
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,500,847

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (c) — (continued)
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.375% 06/15/15	1,055,000	1,138,746
	School District No. 12, North Clackamas,
	Series 1998,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.250% 06/01/11	1,000,000	1,021,110
	School District No. 7J, Lake Oswego,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/16	1,295,000	1,396,450
	5.375% 06/01/17	2,535,000	2,733,592
OR Coos County
	School District No. 13, North Bend,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: FSA
	5.500% 06/15/15	1,765,000	1,945,471
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,776,850
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002,
	Pre-refunded 01/01/12:
	5.500% 01/01/22	2,000,000	2,181,140
	5.600% 01/01/27	5,550,000	6,069,092
	5.600% 01/01/32	2,000,000	2,187,060
OR Deschutes County
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/18	1,000,000	1,082,460
OR Jackson County
	School District No. 4, Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/16	1,000,000	1,082,460
	School District No. 9, Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,084,256
OR Lebanon Urban Renewal Agency
	Series 1999,
	Pre-refunded 06/01/09,
	5.625% 06/01/19	1,000,000	1,022,250

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (c) — (continued)
OR Linn County Community
	School District No. 9, Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,245,540
	School District No. 9,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.250% 06/15/15	405,000	449,368
OR Multnomah County Educational Facilities Authority
	University of Portland Project,
	Series 2000,
	Pre-refunded 04/01/10:
	5.700% 04/01/15	1,000,000	1,050,620
	6.000% 04/01/20	1,000,000	1,054,580
	6.000% 04/01/25	500,000	527,290
OR Multnomah County
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: FSA
	5.000% 12/01/14	1,790,000	1,899,315
	School District No. 7, Reynolds,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/17	1,000,000	1,084,770
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FGIC:
	5.375% 06/15/16	2,055,000	2,218,126
	5.375% 06/15/17	2,280,000	2,460,986
	5.375% 06/15/18	2,490,000	2,687,656
OR North Clackamas Parks & Recreation District Facilities
	Series 1993,
	Escrowed to Maturity,
	5.700% 04/01/13	1,975,000	2,122,078
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,075,805
	5.375% 06/01/16	2,705,000	2,916,910
	5.375% 06/01/17	2,540,000	2,738,984

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (c) — (continued)
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A,
	Pre-refunded 06/15/10,
	Insured: AMBAC:
	5.750% 06/15/17	2,065,000	2,207,485
	5.750% 06/15/19	2,580,000	2,758,020
OR Powell Valley Water District
	Series 2000,
	Pre-refunded 08/01/09,
	6.000% 02/01/15	620,000	639,945
OR Redmond Urban Renewal Agency
	South Airport Industrial Area A,
	Pre-refunded 06/01/09,
	Series 1999,
	5.700% 06/01/19	650,000	664,703
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: FSA
	5.300% 06/01/15	1,500,000	1,578,465
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	257,093
	6.000% 12/01/30	4,825,000	4,987,892
OR Washington & Clackamas Counties
	School District No. 23J, Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.375% 06/15/17	1,500,000	1,647,045
OR Washington County
	School District No. 48J, Beaverton:
	Series 1999,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.100% 06/01/12	500,000	510,175
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,124,400
	5.125% 01/01/17	1,820,000	1,933,204
	5.125% 01/01/18	2,260,000	2,400,572
	Series 2001,
	Pre-refunded 06/01/11,
	5.500% 06/01/16	2,785,000	3,011,643
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1999,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	510,555

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed (c) — (continued)
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.250% 06/15/16	2,535,000	2,772,808
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,433,862
Refunded/Escrowed Total			101,499,458
OTHER TOTAL			105,406,897
OTHER REVENUE — 2.4%
Recreation — 2.4%
OR Board of Higher Education
	Lottery Education Project:
	Series 2003 A,
	Insured: FSA:
	5.000% 04/01/14	1,830,000	1,978,285
	5.250% 04/01/11	4,000,000	4,081,960
	Series 2008,
	5.000% 04/01/24	3,130,000	3,134,413
Recreation Total			9,194,658
OTHER REVENUE TOTAL			9,194,658
TAX-BACKED — 38.1%
Local Appropriated — 0.3%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: FGIC
	(a) 06/15/22	2,335,000	1,057,965
Local Appropriated Total			1,057,965
Local General Obligations — 22.1%
OR Aurora
	Series 1999,
	5.600% 06/01/24	1,205,000	1,207,844
OR Bend Municipal Airport Project
	Series 1999 B, AMT,
	5.375% 06/01/13	150,000	151,120
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	432,234
OR Clackamas & Washington Counties
	School District No. 003JT,
	Series 2003,
	Insured: FGIC
	(a) 06/15/17	4,000,000	2,576,520

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OR Clackamas Community College District
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	110,000	114,552
OR Clackamas County
	School District No. 108, Estacada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/25	2,485,000	2,615,065
	School District No. 115,
	Series 2006 A,
	Insured: MBIA:
	(a) 06/15/25	2,250,000	798,705
	(a) 06/15/26	2,610,000	863,362
	School District No. 12, North Clackamas,
	Series 2007 B,
	Insured: FSA
	(a) 06/15/22	4,000,000	3,411,280
	Series 2007,
	Insured: MBIA
	4.125% 06/01/27	2,000,000	1,603,400
OR Columbia County
	School District No. 502, Deferred Interest,
	Series 1999,
	Insured: FGIC:
	(a) 06/01/13	1,685,000	1,390,293
	(a) 06/01/14	1,025,000	799,069
OR Deschutes County
	Administrative School District No. 1,
	Series 2007,
	Insured: FGIC
	4.500% 06/15/20	5,000,000	4,872,400
OR Jackson County
	School District No. 009,
	Series 2005,
	Insured: MBIA:
	5.500% 06/15/20	1,000,000	1,074,060
	5.500% 06/15/21	1,410,000	1,503,835
	School District No. 549C,
	Series 2008:
	4.625% 06/15/27	1,500,000	1,345,335
	4.625% 06/15/28	1,660,000	1,472,735
	4.625% 06/15/30	2,000,000	1,742,740
	School District No. 6, Central Point,
	Series 2000,
	6.000% 06/15/09	1,090,000	1,118,002
OR Jefferson County
	School District No. 509J, Madras School District,
	Series 2002,
	Insured: FGIC
	5.250% 06/15/18	1,075,000	1,107,519
OR Josephine County
	Unit School District, Three Rivers,
	Series 2005,
	Insured: FGIC:
	5.000% 12/15/15	1,000,000	1,075,100
	5.000% 12/15/16	1,000,000	1,066,360

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
OR Lane County
	School District No. 19, Springfield:
	Series 1997,
	Insured: FGIC:
	6.000% 10/15/12	1,740,000	1,895,365
	6.000% 10/15/14	1,310,000	1,449,842
	Series 2006,
	Insured: FSA
	(a) 06/15/25	5,160,000	1,876,331
	School District No. 4J, Eugene,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,075,360
	5.250% 07/01/13	1,000,000	1,094,020
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	847,540
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	808,810
OR Linn County
	Community School District No. 9, Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	325,957
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,705,255
OR Multnomah-Clackamas Counties
	Centennial School District No. 28JT,
	Series 2006,
	Insured: AMBAC
	(a) 06/01/16	2,260,000	1,520,144
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/13	1,500,000	1,266,990
	(a) 06/01/16	3,500,000	2,528,610
	(a) 06/01/18	4,000,000	2,533,080
	(a) 06/01/19	4,000,000	2,356,520
	(a) 06/01/20	4,000,000	2,190,600
OR Portland
	Series 2005,
	5.000% 06/01/16	3,075,000	3,326,135
OR Tri-County Metropolitan Transportation District
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,049,240

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — (continued)
	Series 2005 A,
	Insured: FSA
	5.000% 09/01/17	4,250,000	4,485,875
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,098,187
OR Washington & Clackamas Counties
	School District No. 23J, Tigard:
	Series 2000,
	(a) 06/15/18	2,700,000	1,693,494
	Series 2005,
	Insured: MBIA
	5.000% 06/15/21	6,575,000	6,705,185
OR Washington Clackamas & Yamhill Counties
	School District No. 88J,
	Series 2007 B,
	Insured: MBIA
	4.500% 06/15/23	8,125,000	7,545,444
OR Washington Multnomah & Yamhill Counties
	School District No. 1J:
	Series 1998,
	5.000% 11/01/13	1,100,000	1,196,855
	Series 2006,
	Insured: MBIA
	(a) 06/15/25	4,065,000	1,410,718
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,052,070
	School District No. 40,
	Series 1997,
	Insured: FGIC
	6.000% 06/01/09	500,000	510,285
Local General Obligations Total			85,889,442
Special Non-Property Tax — 1.8%
OR Department of Transportation
	Series 2007 A,
	5.000% 11/15/16	6,305,000	6,885,375
Special Non-Property Tax Total			6,885,375
Special Property Tax — 5.1%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	690,000	662,573
OR Keizer
	Series 2008,
	5.200% 06/01/31	2,500,000	2,139,475

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Property Tax — (continued)
OR Lebanon Urban Renewal Agency
	Series 2000:
	5.750% 06/01/15	1,120,000	1,016,635
	6.000% 06/01/20	1,580,000	1,389,357
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	345,000	345,693
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A,
	Insured: AMBAC:
	5.750% 06/15/17	1,500,000	1,513,395
	5.750% 06/15/18	2,050,000	2,058,344
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A,
	Insured: AMBAC:
	5.000% 06/15/17	1,500,000	1,550,010
	5.000% 06/15/18	3,070,000	3,116,019
	5.000% 06/15/20	2,000,000	2,002,360
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	684,922
	5.850% 06/01/19	785,000	700,958
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	921,180
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	650,650
	5.625% 02/15/21	1,100,000	963,204
Special Property Tax Total			19,714,775
State Appropriated — 5.8%
OR Department of Administrative Services
	Certificates of Participation:
	Series 1999 A,
	Insured: AMBAC:
	5.000% 05/01/13	4,240,000	4,326,920
	5.000% 05/01/14	1,000,000	1,020,500
	Series 2002 B,
	Insured: MBIA
	5.250% 05/01/10	840,000	875,381
	Series 2002 C,
	Insured: MBIA:
	5.250% 11/01/15	1,000,000	1,047,300
	5.250% 11/01/17	5,000,000	5,244,900

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State Appropriated — (continued)
	Series 2002 E,
	Insured: FSA
	5.000% 11/01/13	1,470,000	1,559,200
	Series 2007 A,
	Insured FGIC:
	5.000% 05/01/24	2,630,000	2,523,380
	5.000% 05/01/25	2,780,000	2,642,362
	5.000% 05/01/26	2,800,000	2,641,240
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27	750,000	746,302
State Appropriated Total			22,627,485
State General Obligations — 3.0%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	705,778
	Series 1996 A,
	(a) 08/01/14	490,000	391,040
	Series 2001 A:
	5.250% 08/01/14	255,000	267,934
	5.250% 08/01/16	780,000	818,337
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,588,687
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	946,250
OR State
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,847,775
OR Veterans Welfare
	Series 2000 80A,
	5.700% 10/01/32	1,320,000	1,338,493
PR Commonwealth of Puerto Rico
	Series 2004 A,
	5.000% 07/01/30	1,000,000	987,370
	Series 2006 A,
	5.250% 07/01/23	1,000,000	861,230
State General Obligations Total			11,752,894
TAX-BACKED TOTAL			147,927,936
TRANSPORTATION — 0.8%
Airports — 0.3%
OR Port of Portland International Airport
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,011,420
Airports Total			1,011,420

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Ports — 0.5%
OR Port of Morrow
	Series 2007:
	4.875% 06/01/20	750,000	574,537
	5.000% 06/01/25	1,000,000	716,270
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	296,043
	5.750% 08/01/19	425,000	376,729
Ports Total			1,963,579
TRANSPORTATION TOTAL			2,974,999
UTILITIES — 8.7%
Independent Power Producers — 0.8%
OR Western Generation Agency
	Series 2006 A,
	5.000% 01/01/21	3,000,000	2,253,690
	Wauna Cogeneration Project,
	Series 2006 A,
	5.000% 01/01/20	1,000,000	768,080
Independent Power Producers Total			3,021,770
Investor Owned — 2.2%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.:
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,095,931
	Series 1985 B,
	4.800% 06/01/10	3,500,000	3,425,660
Investor Owned Total			8,521,591
Municipal Electric — 3.1%
OR Emerald Peoples Utility District
	Series 1996,
	Insured: FGIC:
	7.350% 11/01/10	2,160,000	2,313,338
	7.350% 11/01/11	2,000,000	2,193,140
	7.350% 11/01/12	2,490,000	2,779,687
	7.350% 11/01/13	2,675,000	3,029,117
	Series 2003 A,
	Insured: FSA
	5.250% 11/01/20	605,000	612,296
OR Eugene Electric Utilities System
	Series 2001 B,
	Insured: FSA
	5.250% 08/01/13	1,040,000	1,092,749
Municipal Electric Total			12,020,327

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Water & Sewer — 2.6%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	519,374
OR Portland Water Systems Revenue
	Series 2006 B,
	5.000% 10/01/16	5,330,000	5,758,106
OR Sheridan Water
	Series 1998,
	5.350% 04/01/18	300,000	268,752
	Series 2000:
	6.200% 05/01/15	625,000	614,287
	6.450% 05/01/20	520,000	494,603
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: MBIA
	5.000% 10/01/13	2,310,000	2,500,413
Water & Sewer Total			10,155,535
UTILITIES TOTAL			33,719,223

	Total Municipal Bonds (cost of $379,291,172)		372,660,651

		Shares
Investment Company — 0.4%
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 1.510%)	1,763,735	1,763,735

	Total Investment Company (cost of $1,763,735)		1,763,735

		Par ($)
Short-Term Obligations — 0.1%
VARIABLE RATE DEMAND NOTES (d) — 0.1%
MO Health & Educational Facilities Authority
	Washington University,
	Series 2000 B,
	SPA: JPMorgan Chase Bank
	0.850% 03/01/40	200,000	200,000
WI University Hospitals & Clinics
	Series 2008 B,
	LOC: U.S. Bank N.A.
	0.800% 04/01/34	100,000	100,000
VARIABLE RATE DEMAND NOTES TOTAL			300,000

	Total Short-Term Obligations (cost of $300,000)		300,000

	Total Investments — 96.5% (cost of $381,354,907)(e)(f)		374,724,386

	Other Assets & Liabilities, Net — 3.5%		13,644,905

	Net Assets — 100.0%		388,369,291

15

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$1,763,735	$—
	Level 2 — Other Significant Observable Inputs	372,960,651	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$374,724,386	$—

(a)	Zero coupon bond.

16

(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At November 30, 2008, the value of this security amounted to $2,747,963, which represents 0.7% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
OR Health, Housing, Educational & Cultural Facilities Authority, Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,245,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Variable rate demand notes. These securities are payable upon demand and secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates as of November 30, 2008.

(e)	Cost for federal income tax purposes is $381,195,361.

(f)	Unrealized appreciation and depreciation at November 30, 2008 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$9,429,830	$(15,900,805)	$(6,470,975)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
IBC	Insured Bond Certificates
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

17

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Real Estate Equity Fund

		Shares	Value ($)*
Common Stocks — 89.8%
CONSUMER DISCRETIONARY — 0.9%
Hotels, Restaurants & Leisure — 0.9%
	Starwood Hotels & Resorts Worldwide, Inc.	104,900	1,768,614
Hotels, Restaurants & Leisure Total			1,768,614
CONSUMER DISCRETIONARY TOTAL			1,768,614
FINANCIALS — 88.9%
Real Estate Investment Trusts (REITs) — 88.9%
	Alexandria Real Estate Equities, Inc.	109,647	4,855,169
	Apartment Investment & Management Co., Class A	147,600	1,692,972
	Boardwalk Real Estate Investment Trust	196,318	4,113,118
	Boston Properties, Inc.	108,435	5,790,429
	Brandywine Realty Trust	324,435	1,596,220
	CBL & Associates Properties, Inc.	260,200	1,059,014
	Corporate Office Properties Trust	54,584	1,621,691
	DCT Industrial Trust, Inc.	1,178,475	5,279,568
	Digital Realty Trust, Inc.	340,085	9,304,726
	EastGroup Properties, Inc.	109,886	3,541,626
	Entertainment Properties Trust	280,310	6,876,004
	Equity Lifestyle Properties, Inc.	89,600	3,100,160
	Equity Residential Property Trust	232,066	7,061,768
	Essex Property Trust, Inc.	88,342	7,638,933
	Federal Realty Investment Trust	94,700	5,477,448
	HCP, Inc.	313,750	6,485,212
	Kimco Realty Corp.	651,750	9,222,262
	Mack-Cali Realty Corp.	161,900	3,071,243
	Mid-America Apartment Communities, Inc.	187,613	6,947,309
	National Retail Properties, Inc.	399,558	5,358,073
	Nationwide Health Properties, Inc.	158,200	3,580,066
	Plum Creek Timber Co., Inc.	330,027	11,745,661
	Potlatch Corp.	116,704	3,113,663
	ProLogis	135,136	517,571
	Public Storage, Inc.	208,500	14,572,065
	Simon Property Group, Inc.	421,496	20,021,060
	SL Green Realty Corp.	81,100	1,537,656
	Sun Communities, Inc.	72,688	795,934
	Ventas, Inc.	118,485	2,722,785

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	Vornado Realty Trust	250,085	13,367,043
Real Estate Investment Trusts (REITs) Total			172,066,449
FINANCIALS TOTAL			172,066,449

	Total Common Stocks (cost of $230,391,818)		173,835,063

Investment Company — 1.9%
	iShares Dow Jones U.S. Real Estate Index Fund	105,747	3,541,467

	Total Investment Company (cost of $6,448,446)		3,541,467

		Par ($)
Short-Term Obligation — 3.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.150%, collateralized by a U.S. Treasury Obligation maturing 08/15/16, market value $7,742,731 (repurchase proceeds $7,590,095)	7,590,000	7,590,000

	Total Short-Term Obligation (cost of $7,590,000)		7,590,000

	Total Investments — 95.6% (cost of $244,430,264)(a)(b)		184,966,530

	Other Assets & Liabilities, Net — 4.4%		8,605,113

	Net Assets — 100.0%		193,571,643

2

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities and exchange traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or  that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$177,376,530	$—
	Level 2 — Other Significant Observable Inputs	7,590,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$184,966,530	$—

(a)	Cost for federal income tax purposes is $244,430,264.

(b)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$15,383,152	$(74,846,886)	$(59,463,734)

3

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Small Cap Growth Fund I

		Shares	Value ($)*
Common Stocks — 92.2%
CONSUMER DISCRETIONARY — 9.1%
Distributors — 0.7%
	LKQ Corp. (a)	174,300	1,816,206
Distributors Total			1,816,206
Diversified Consumer Services — 1.6%
	Coinstar, Inc. (a)	90,000	1,670,400
	DeVry, Inc.	45,412	2,610,282
Diversified Consumer Services Total			4,280,682
Hotels, Restaurants & Leisure — 1.9%
	Jack in the Box, Inc. (a)	80,700	1,412,250
	Panera Bread Co., Class A (a)	44,000	1,955,360
	WMS Industries, Inc. (a)	79,200	1,952,280
Hotels, Restaurants & Leisure Total			5,319,890
Household Durables — 0.4%
	Tupperware Brands Corp.	62,200	1,223,474
Household Durables Total			1,223,474
Media — 2.1%
	Marvel Entertainment, Inc. (a)	192,000	5,654,400
Media Total			5,654,400
Specialty Retail — 1.3%
	Aeropostale, Inc. (a)	90,500	1,368,360
	Children’s Place Retail Stores, Inc. (a)	13,043	305,858
	Gymboree Corp. (a)	70,300	1,768,045
Specialty Retail Total			3,442,263
Textiles, Apparel & Luxury Goods — 1.1%
	Deckers Outdoor Corp. (a)	33,200	1,980,048
	True Religion Apparel, Inc. (a)	80,200	1,009,718
Textiles, Apparel & Luxury Goods Total			2,989,766
CONSUMER DISCRETIONARY TOTAL			24,726,681
CONSUMER STAPLES — 4.2%
Food & Staples Retailing — 0.7%
	BJ’s Wholesale Club, Inc. (a)	58,000	2,075,240
Food & Staples Retailing Total			2,075,240
Food Products — 0.9%
	Flowers Foods, Inc.	90,800	2,431,624
Food Products Total			2,431,624
Personal Products — 2.6%
	Alberto-Culver Co.	100,500	2,157,735
	Chattem, Inc. (a)	53,397	3,875,020

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Personal Products — (continued)
	Inter Parfums, Inc.	143,000	1,052,480
Personal Products Total			7,085,235
CONSUMER STAPLES TOTAL			11,592,099
ENERGY — 7.9%
Energy Equipment & Services — 2.9%
	Atwood Oceanics, Inc. (a)	141,900	2,568,390
	Core Laboratories N.V.	44,500	2,964,145
	Pioneer Drilling Co. (a)	158,200	1,161,188
	Tesco Corp. (a)	181,800	1,254,420
Energy Equipment & Services Total			7,948,143
Oil, Gas & Consumable Fuels — 5.0%
	Arena Resources, Inc. (a)	127,893	3,385,328
	CNX Gas Corp. (a)	35,400	1,099,878
	Comstock Resources, Inc. (a)	31,636	1,326,497
	Concho Resources, Inc. (a)	184,420	4,350,468
	Holly Corp.	56,700	1,031,373
	Patriot Coal Corp. (a)	68,239	577,984
	Penn Virginia Corp.	57,200	1,717,716
Oil, Gas & Consumable Fuels Total			13,489,244
ENERGY TOTAL			21,437,387
FINANCIALS — 6.2%
Capital Markets — 3.5%
	Cohen & Steers, Inc.	116,000	1,327,040
	Greenhill & Co., Inc.	30,800	2,097,480
	KBW, Inc. (a)	88,200	2,003,022
	optionsXpress Holdings, Inc.	134,600	1,896,514
	Waddell & Reed Financial, Inc., Class A	157,400	2,115,456
Capital Markets Total			9,439,512
Commercial Banks — 1.5%
	Glacier Bancorp, Inc.	78,059	1,387,889
	Signature Bank (a)	38,000	1,132,400
	TCF Financial Corp.	92,980	1,552,766
Commercial Banks Total			4,073,055
Real Estate Investment Trusts (REITs) — 1.2%
	Home Properties, Inc.	69,100	2,694,900

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — (continued)
	Washington Real Estate Investment Trust	27,594	730,413
Real Estate Investment Trusts (REITs) Total			3,425,313
FINANCIALS TOTAL			16,937,880
HEALTH CARE — 23.9%
Biotechnology — 6.3%
	Alexion Pharmaceuticals, Inc. (a)	146,000	4,914,360
	BioMarin Pharmaceuticals, Inc. (a)	87,200	1,485,016
	Celera Corp. (a)	128,700	1,253,538
	Myriad Genetics, Inc. (a)	19,300	1,144,104
	Onyx Pharmaceuticals, Inc. (a)	103,200	2,899,920
	OSI Pharmaceuticals, Inc. (a)	105,700	3,932,040
	United Therapeutics Corp. (a)	30,700	1,683,281
Biotechnology Total			17,312,259
Health Care Equipment & Supplies — 6.0%
	Haemonetics Corp. (a)	22,900	1,309,651
	Immucor, Inc. (a)	101,000	2,451,270
	Masimo Corp. (a)	118,170	3,224,859
	Natus Medical, Inc. (a)	115,712	1,470,700
	NuVasive, Inc. (a)	148,700	5,122,715
	Thoratec Corp. (a)	107,100	2,680,713
Health Care Equipment & Supplies Total			16,259,908
Health Care Providers & Services — 5.9%
	CardioNet, Inc. (a)	132,152	2,627,182
	Catalyst Health Solutions, Inc. (a)	90,855	2,044,238
	Genoptix, Inc. (a)	81,400	2,582,822
	IPC The Hospitalist Co., Inc. (a)	84,405	1,472,867
	MWI Veterinary Supply, Inc. (a)	36,400	908,180
	Owens & Minor, Inc.	56,500	2,346,445
	Psychiatric Solutions, Inc. (a)	161,954	4,097,436
Health Care Providers & Services Total			16,079,170
Health Care Technology — 0.4%
	Phase Forward, Inc. (a)	81,374	1,128,657
Health Care Technology Total			1,128,657
Life Sciences Tools & Services — 3.4%
	ICON PLC, ADR (a)	323,056	6,845,557
	Illumina, Inc. (a)	112,500	2,476,125
Life Sciences Tools & Services Total			9,321,682
Pharmaceuticals — 1.9%
	Cypress Bioscience, Inc. (a)	295,600	1,584,416

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Perrigo Co.	106,200	3,654,342
Pharmaceuticals Total			5,238,758
HEALTH CARE TOTAL			65,340,434
INDUSTRIALS — 15.9%
Aerospace & Defense — 1.7%
	HEICO CORP.	19,537	627,724
	Hexcel Corp. (a)	176,889	1,326,667
	Teledyne Technologies, Inc. (a)	65,500	2,660,610
Aerospace & Defense Total			4,615,001
Air Freight & Logistics — 0.6%
	HUB Group, Inc., Class A (a)	56,654	1,512,662
Air Freight & Logistics Total			1,512,662
Commercial Services & Supplies — 3.0%
	Clean Harbors, Inc. (a)	48,400	3,055,492
	Geo Group, Inc. (a)	100,600	1,941,580
	Waste Connections, Inc. (a)	117,850	3,326,906
Commercial Services & Supplies Total			8,323,978
Construction & Engineering — 1.0%
	EMCOR Group, Inc. (a)	95,500	1,506,035
	Foster Wheeler Ltd. (a)	51,200	1,139,712
Construction & Engineering Total			2,645,747
Electrical Equipment — 2.1%
	Acuity Brands, Inc.	78,500	2,116,360
	Energy Conversion Devices, Inc. (a)	40,700	1,138,786
	Woodward Governor Co.	120,900	2,567,916
Electrical Equipment Total			5,823,062
Machinery — 3.3%
	Actuant Corp., Class A	69,300	1,243,242
	Bucyrus International, Inc.	59,200	1,156,176
	Kaydon Corp.	38,100	1,175,385
	Key Technology, Inc. (a)	73,578	1,158,853
	RBC Bearings, Inc. (a)	95,675	2,173,736
	Wabtec Corp.	58,000	2,238,220
Machinery Total			9,145,612
Marine — 0.3%
	Diana Shipping, Inc.	92,400	816,816
Marine Total			816,816
Professional Services — 1.8%
	CoStar Group, Inc. (a)	50,200	1,637,524

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Professional Services — (continued)
FTI Consulting, Inc. (a)	31,400	1,721,976
Watson Wyatt Worldwide, Inc., Class A	35,600	1,435,392
Professional Services Total		4,794,892
Road & Rail — 2.1%
Genesee & Wyoming, Inc., Class A (a)	68,700	2,087,106
Landstar System, Inc.	57,300	1,841,622
Old Dominion Freight Line, Inc. (a)	71,800	1,708,840
Road & Rail Total		5,637,568
INDUSTRIALS TOTAL		43,315,338
INFORMATION TECHNOLOGY — 20.1%
Communications Equipment — 1.9%
F5 Networks, Inc. (a)	89,700	2,233,530
Neutral Tandem, Inc. (a)	208,093	3,061,048
Communications Equipment Total		5,294,578
Electronic Equipment & Instruments — 0.5%
Itron, Inc. (a)	27,000	1,279,260
Electronic Equipment & Instruments Total		1,279,260
Internet Software & Services — 4.1%
Ariba, Inc. (a)	267,100	2,150,155
Digital River, Inc. (a)	50,700	1,071,291
Equinix, Inc. (a)	49,014	2,225,726
Omniture, Inc. (a)	236,348	2,349,299
VistaPrint Ltd. (a)	50,600	827,310
Vocus, Inc. (a)	143,857	2,613,882
Internet Software & Services Total		11,237,663
IT Services — 1.3%
Cybersource Corp. (a)	96,369	894,304
Gartner, Inc. (a)	105,400	1,618,944
Wright Express Corp. (a)	82,800	942,264
IT Services Total		3,455,512
Semiconductors & Semiconductor Equipment — 4.2%
FEI Co. (a)	120,300	2,444,496
Hittite Microwave Corp. (a)	52,501	1,534,079
Intersil Corp., Class A	95,200	862,512
Microsemi Corp. (a)	107,900	2,102,971
Monolithic Power Systems, Inc. (a)	93,913	898,748
Netlogic Microsystems, Inc. (a)	66,250	1,234,900
Silicon Laboratories, Inc. (a)	52,100	1,092,016
Tessera Technologies, Inc. (a)	73,166	1,344,791
Semiconductors & Semiconductor Equipment Total		11,514,513

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 8.1%
	Ansys, Inc. (a)	46,200	1,333,332
	Blackboard, Inc. (a)	106,324	2,618,760
	Concur Technologies, Inc. (a)	70,043	1,922,680
	FactSet Research Systems, Inc.	33,100	1,324,000
	Informatica Corp. (a)	224,700	3,118,836
	Jack Henry & Associates, Inc.	66,900	1,231,629
	Lawson Software, Inc. (a)	296,300	1,161,496
	Micros Systems, Inc. (a)	55,300	920,745
	Netscout Systems, Inc. (a)	255,300	2,029,635
	Nuance Communications, Inc. (a)	85,100	781,218
	Solera Holdings, Inc. (a)	187,298	3,665,422
	Sybase, Inc. (a)	74,700	1,840,608
Software Total			21,948,361
INFORMATION TECHNOLOGY TOTAL			54,729,887
MATERIALS — 3.3%
Chemicals — 2.3%
	CF Industries Holdings, Inc.	38,100	2,005,203
	Intrepid Potash, Inc. (a)	222,700	4,275,840
Chemicals Total			6,281,043
Containers & Packaging — 1.0%
	Silgan Holdings, Inc.	62,330	2,819,809
Containers & Packaging Total			2,819,809
MATERIALS TOTAL			9,100,852
TELECOMMUNICATION SERVICES — 1.0%
Wireless Telecommunication Services — 1.0%
	SBA Communications Corp., Class A (a)	174,407	2,753,887
Wireless Telecommunication Services Total			2,753,887
TELECOMMUNICATION SERVICES TOTAL			2,753,887
UTILITIES — 0.6%
Electric Utilities — 0.6%
	ITC Holdings Corp.	40,400	1,696,800
Electric Utilities Total			1,696,800
UTILITIES TOTAL			1,696,800

	Total Common Stocks (cost of $314,753,974)		251,631,245

6

		Par ($)	Value ($)
Short-Term Obligation — 9.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08 at 0.150%, collateralized by a U.S. Treasury Obligation maturing 08/15/16, market value $27,462,588 (repurchase proceeds $26,919,336)	26,919,000	26,919,000

	Total Short-Term Obligation (cost of $26,919,000)		26,919,000

	Total Investments — 102.1% (cost of $341,672,974)(b)(c)		278,550,245

	Other Assets & Liabilities, Net — (2.1)%		(5,763,289)

	Net Assets — 100.0%		272,786,956

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$251,631,245	$—
	Level 2 — Other Significant Observable Inputs	26,919,000	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$278,550,245	$—

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $341,672,974.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$13,934,184	$(77,056,913)	$(63,122,729)

Acronym	Name

ADR	American Depositary Receipt

8

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Strategic Investor Fund

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 9.2%
Auto Components — 0.3%
	Nokian Renkaat Oyj	155,900	1,831,271
Auto Components Total			1,831,271
Hotels, Restaurants & Leisure — 0.6%
	Burger King Holdings, Inc.	123,900	2,665,089
	WMS Industries, Inc. (a)	70,855	1,746,576
Hotels, Restaurants & Leisure Total			4,411,665
Media — 2.0%
	Comcast Corp., Class A	454,300	7,877,562
	DIRECTV Group, Inc. (a)	125,100	2,753,451
	News Corp., Class A	336,100	2,655,190
Media Total			13,286,203
Multiline Retail — 1.6%
	Kohl’s Corp. (a)	146,400	4,781,424
	Target Corp.	168,600	5,691,936
Multiline Retail Total			10,473,360
Specialty Retail — 2.6%
	Advance Auto Parts, Inc.	110,800	3,363,888
	Best Buy Co., Inc.	141,900	2,938,749
	Home Depot, Inc.	222,300	5,137,353
	Ross Stores, Inc.	96,400	2,554,600
	TJX Companies, Inc.	103,800	2,368,716
	Urban Outfitters, Inc. (a)	72,800	1,322,776
Specialty Retail Total			17,686,082
Textiles, Apparel & Luxury Goods — 2.1%
	Hanesbrands, Inc. (a)	158,400	2,046,528
	NIKE, Inc., Class B	140,400	7,476,300
	Polo Ralph Lauren Corp.	109,300	4,721,760
Textiles, Apparel & Luxury Goods Total			14,244,588
CONSUMER DISCRETIONARY TOTAL			61,933,169
CONSUMER STAPLES — 11.9%
Beverages — 3.6%
	Coca-Cola Co.	149,300	6,997,691
	Fomento Economico Mexicano SAB de CV, ADR	72,400	1,991,724
	Hansen Natural Corp. (a)	123,000	3,659,250
	Molson Coors Brewing Co., Class B	53,300	2,370,251
	PepsiCo, Inc.	165,200	9,366,840
Beverages Total			24,385,756

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 3.3%
	Kroger Co.	266,400	7,368,624
	Sysco Corp.	58,500	1,371,825
	Wal-Mart Stores, Inc.	172,400	9,633,712
	Walgreen Co.	155,700	3,852,018
Food & Staples Retailing Total			22,226,179
Food Products — 1.3%
	Corn Products International, Inc.	122,500	3,356,500
	Nestle SA, Registered Shares	85,400	3,089,519
	Sanderson Farms, Inc.	65,500	2,042,290
Food Products Total			8,488,309
Household Products — 1.6%
	Procter & Gamble Co.	163,700	10,534,095
Household Products Total			10,534,095
Personal Products — 0.7%
	Avon Products, Inc.	222,300	4,690,530
Personal Products Total			4,690,530
Tobacco — 1.4%
	Altria Group, Inc.	158,100	2,542,248
	Philip Morris International, Inc.	80,900	3,410,744
	Universal Corp.	113,300	3,622,201
Tobacco Total			9,575,193
CONSUMER STAPLES TOTAL			79,900,062
ENERGY — 13.8%
Energy Equipment & Services — 4.8%
	Cameron International Corp. (a)	178,300	3,762,130
	Core Laboratories N.V.	44,800	2,984,128
	Diamond Offshore Drilling, Inc.	30,600	2,258,280
	National-Oilwell Varco, Inc. (a)	133,200	3,768,228
	Noble Corp.	92,200	2,470,038
	Schlumberger Ltd.	114,100	5,789,434
	Tenaris SA, ADR	126,500	2,660,295
	Transocean, Inc. (a)	64,499	4,313,693
	Weatherford International Ltd. (a)	207,500	2,649,775
	Wellstream Holdings PLC	245,600	1,465,500
Energy Equipment & Services Total			32,121,501
Oil, Gas & Consumable Fuels — 9.0%
	Apache Corp.	45,500	3,517,150
	ConocoPhillips	161,800	8,497,736
	Devon Energy Corp.	74,300	5,374,862

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — (continued)
	Exxon Mobil Corp.	271,500	21,760,725
	Hess Corp.	45,500	2,458,820
	Marathon Oil Corp.	93,000	2,434,740
	Occidental Petroleum Corp.	89,400	4,840,116
	Petroleo Brasileiro SA, ADR	100,500	2,104,470
	Southwestern Energy Co. (a)	122,700	4,217,199
	XTO Energy, Inc.	134,750	5,152,840
Oil, Gas & Consumable Fuels Total			60,358,658
ENERGY TOTAL			92,480,159
FINANCIALS — 14.8%
Capital Markets — 3.8%
	Ameriprise Financial, Inc.	171,000	3,156,660
	Charles Schwab Corp.	260,600	4,776,798
	Credit Suisse Group AG, ADR	49,800	1,474,578
	Goldman Sachs Group, Inc.	58,000	4,581,420
	Greenhill & Co., Inc.	34,100	2,322,210
	Invesco Ltd.	358,800	4,502,940
	Raymond James Financial, Inc.	136,300	2,994,511
	Waddell & Reed Financial, Inc., Class A	106,900	1,436,736
Capital Markets Total			25,245,853
Commercial Banks — 3.9%
	BB&T Corp.	151,600	4,543,452
	Glacier Bancorp, Inc.	150,200	2,670,556
	Prosperity Bancshares, Inc.	88,300	2,914,783
	TCF Financial Corp.	246,600	4,118,220
	Wells Fargo & Co.	419,800	12,128,022
Commercial Banks Total			26,375,033
Consumer Finance — 0.9%
	American Express Co.	245,300	5,717,943
Consumer Finance Total			5,717,943
Diversified Financial Services — 2.4%
	JPMorgan Chase & Co.	483,100	15,294,946
	Portfolio Recovery Associates, Inc. (a)	31,600	1,066,816
Diversified Financial Services Total			16,361,762
Insurance — 3.3%
	ACE Ltd.	92,700	4,843,575
	Aon Corp.	121,200	5,490,360
	Arch Capital Group Ltd. (a)	62,400	4,230,096
	Axis Capital Holdings Ltd.	138,400	3,502,904

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Insurance — (continued)
	MetLife, Inc.	148,700	4,276,612
Insurance Total			22,343,547
Real Estate Investment Trusts (REITs) — 0.5%
	Digital Realty Trust, Inc.	121,400	3,321,504
Real Estate Investment Trusts (REITs) Total			3,321,504
FINANCIALS TOTAL			99,365,642
HEALTH CARE — 13.5%
Biotechnology — 3.3%
	Amgen, Inc. (a)	123,500	6,859,190
	Celgene Corp. (a)	50,507	2,631,415
	Genentech, Inc. (a)	43,300	3,316,780
	Gilead Sciences, Inc. (a)	141,500	6,337,785
	Onyx Pharmaceuticals, Inc. (a)	68,400	1,922,040
	OSI Pharmaceuticals, Inc. (a)	33,000	1,227,600
Biotechnology Total			22,294,810
Health Care Equipment & Supplies — 1.4%
	Baxter International, Inc.	125,500	6,638,950
	Mindray Medical International Ltd., ADR	66,415	1,200,783
	Varian Medical Systems, Inc. (a)	32,900	1,327,844
Health Care Equipment & Supplies Total			9,167,577
Health Care Providers & Services — 2.1%
	Aetna, Inc.	99,300	2,166,726
	AMERIGROUP Corp. (a)	85,300	2,094,968
	Express Scripts, Inc. (a)	73,300	4,215,483
	McKesson Corp.	47,200	1,649,168
	Medco Health Solutions, Inc. (a)	72,000	3,024,000
	MWI Veterinary Supply, Inc. (a)	44,800	1,117,760
Health Care Providers & Services Total			14,268,105
Life Sciences Tools & Services — 0.8%
	Pharmaceutical Product Development, Inc.	129,900	3,421,566
	Thermo Fisher Scientific, Inc. (a)	58,600	2,090,848
Life Sciences Tools & Services Total			5,512,414
Pharmaceuticals — 5.9%
	Abbott Laboratories	200,400	10,498,956
	Allergan, Inc.	64,400	2,426,592
	AstraZeneca PLC, ADR	79,800	3,010,854
	Bristol-Myers Squibb Co.	322,300	6,671,610

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — (continued)
	Johnson & Johnson	179,270	10,501,636
	Novartis AG, ADR	58,500	2,744,820
	Perrigo Co.	55,600	1,913,196
	Teva Pharmaceutical Industries Ltd., ADR	36,400	1,570,660
Pharmaceuticals Total			39,338,324
HEALTH CARE TOTAL			90,581,230
INDUSTRIALS — 11.0%
Aerospace & Defense — 2.0%
	BE Aerospace, Inc. (a)	55,900	457,262
	Boeing Co.	57,100	2,434,173
	Honeywell International, Inc.	95,300	2,655,058
	Raytheon Co.	57,400	2,801,120
	United Technologies Corp.	104,300	5,061,679
Aerospace & Defense Total			13,409,292
Air Freight & Logistics — 0.5%
	United Parcel Service, Inc., Class B	57,800	3,329,280
Air Freight & Logistics Total			3,329,280
Commercial Services & Supplies — 0.7%
	Republic Services, Inc.	124,300	2,983,200
	Waste Management, Inc.	70,200	2,049,840
Commercial Services & Supplies Total			5,033,040
Construction & Engineering — 0.9%
	EMCOR Group, Inc. (a)	140,400	2,214,108
	Granite Construction, Inc.	30,300	1,299,567
	Quanta Services, Inc. (a)	155,000	2,520,300
Construction & Engineering Total			6,033,975
Electrical Equipment — 0.4%
	Energy Conversion Devices, Inc. (a)	55,900	1,564,082
	First Solar, Inc. (a)	8,500	1,061,140
Electrical Equipment Total			2,625,222
Industrial Conglomerates — 1.9%
	3M Co.	83,600	5,595,348
	General Electric Co.	319,700	5,489,249
	Textron, Inc.	105,600	1,608,288
Industrial Conglomerates Total			12,692,885
Machinery — 1.2%
	AGCO Corp. (a)	61,100	1,504,282
	Deere & Co.	65,500	2,280,055
	Joy Global, Inc.	87,800	2,044,862

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Machinery — (continued)
	Parker Hannifin Corp.	63,000	2,588,040
Machinery Total			8,417,239
Professional Services — 1.0%
	Dun & Bradstreet Corp.	60,400	4,832,000
	FTI Consulting, Inc. (a)	28,700	1,573,908
Professional Services Total			6,405,908
Road & Rail — 1.8%
	Landstar System, Inc.	71,100	2,285,154
	Norfolk Southern Corp.	77,500	3,833,925
	Union Pacific Corp.	119,400	5,974,776
Road & Rail Total			12,093,855
Trading Companies & Distributors — 0.6%
	W.W. Grainger, Inc.	54,800	3,867,236
Trading Companies & Distributors Total			3,867,236
INDUSTRIALS TOTAL			73,907,932
INFORMATION TECHNOLOGY — 15.1%
Communications Equipment — 2.4%
	Cisco Systems, Inc. (a)	558,900	9,244,206
	QUALCOMM, Inc.	212,000	7,116,840
Communications Equipment Total			16,361,046
Computers & Peripherals — 4.6%
	Apple, Inc. (a)	85,300	7,904,751
	Hewlett-Packard Co.	343,000	12,101,040
	International Business Machines Corp.	135,962	11,094,499
Computers & Peripherals Total			31,100,290
Electronic Equipment & Instruments — 0.6%
	Mettler-Toledo International, Inc. (a)	47,000	3,865,750
Electronic Equipment & Instruments Total			3,865,750
Internet Software & Services — 1.7%
	Ariba, Inc. (a)	157,851	1,270,701
	Google, Inc., Class A (a)	29,500	8,642,320
	Omniture, Inc. (a)	142,000	1,411,480
Internet Software & Services Total			11,324,501
IT Services — 1.5%
	Affiliated Computer Services, Inc., Class A (a)	71,500	2,892,175
	Fiserv, Inc. (a)	36,700	1,252,938
	MasterCard, Inc., Class A	20,100	2,920,530

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
IT Services — (continued)
	Redecard SA	231,600	2,670,471
IT Services Total			9,736,114
Semiconductors & Semiconductor Equipment — 0.9%
	Intel Corp.	328,452	4,532,638
	Texas Instruments, Inc.	103,000	1,603,710
Semiconductors & Semiconductor Equipment Total			6,136,348
Software — 3.4%
	McAfee, Inc. (a)	69,200	2,098,836
	Microsoft Corp.	581,500	11,757,930
	Nintendo Co., Ltd.	8,210	2,541,860
	Oracle Corp. (a)	410,400	6,603,336
Software Total			23,001,962
INFORMATION TECHNOLOGY TOTAL			101,526,011
MATERIALS — 3.7%
Chemicals — 2.1%
	Albemarle Corp.	78,200	1,589,806
	CF Industries Holdings, Inc.	31,500	1,657,845
	Ecolab, Inc.	55,600	2,134,484
	Monsanto Co.	62,900	4,981,680
	Potash Corp. of Saskatchewan, Inc.	35,400	2,182,056
	Syngenta AG, ADR	44,100	1,588,482
Chemicals Total			14,134,353
Containers & Packaging — 0.2%
	Owens-Illinois, Inc. (a)	63,200	1,277,904
Containers & Packaging Total			1,277,904
Metals & Mining — 1.4%
	Alcoa, Inc.	184,400	1,984,144
	Cia Vale do Rio Doce, ADR	209,200	2,497,848
	Freeport-McMoRan Copper & Gold, Inc.	145,200	3,483,348
	Nucor Corp.	37,900	1,352,272
Metals & Mining Total			9,317,612
MATERIALS TOTAL			24,729,869
TELECOMMUNICATION SERVICES — 2.7%
Diversified Telecommunication Services — 2.1%
	AT&T, Inc.	400,418	11,435,938
	Telekomunikasi Indonesia, ADR	125,100	2,393,163
Diversified Telecommunication Services Total			13,829,101
Wireless Telecommunication Services — 0.6%
	American Tower Corp., Class A (a)	100,100	2,726,724

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
Wireless Telecommunication Services — (continued)
	Mobile TeleSystems OJSC, ADR	53,700	1,591,668
Wireless Telecommunication Services Total			4,318,392
TELECOMMUNICATION SERVICES TOTAL			18,147,493
UTILITIES — 3.4%
Electric Utilities — 3.4%
	Entergy Corp.	71,600	6,093,160
	Exelon Corp.	133,400	7,498,414
	FirstEnergy Corp.	117,800	6,900,724
	FPL Group, Inc.	43,300	2,111,308
Electric Utilities Total			22,603,606
UTILITIES TOTAL			22,603,606

	Total Common Stocks (cost of $764,528,754)		665,175,173

		Par ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due on 12/01/08, at 0.150%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/17, market value $3,370,286 (repurchase proceeds $3,304,041)	3,304,000	3,304,000

	Total Short-Term Obligation (cost of $3,304,000)		3,304,000

	Total Investments — 99.6% (cost of $767,832,754)(b)(c)		668,479,173

	Other Assets & Liabilities, Net — 0.4%		2,932,054

	Net Assets — 100.0%		671,411,227

8

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$656,247,022	$—
	Level 2 — Other Significant Observable Inputs	12,232,151	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$668,479,173	$—

9

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $767,832,754.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$59,924,372	$(159,277,953)	$(99,353,581)

Acronym	Name

ADR	American Depositary Receipt

10

INVESTMENT PORTFOLIO
November 30, 2008 (Unaudited)	Columbia Technology Fund

		Shares	Value ($)*
Common Stocks — 91.0%
HEALTH CARE — 2.7%
Biotechnology — 0.6%
	Genentech, Inc. (a)	16,260	1,245,516
Biotechnology Total			1,245,516
Health Care Equipment & Supplies — 1.1%
	Intuitive Surgical, Inc. (a)	11,520	1,526,745
	NuVasive, Inc. (a)	25,235	869,346
Health Care Equipment & Supplies Total			2,396,091
Life Sciences Tools & Services — 1.0%
	Icon PLC, ADR (a)	31,120	659,433
	Illumina, Inc. (a)	64,810	1,426,468
Life Sciences Tools & Services Total			2,085,901
HEALTH CARE TOTAL			5,727,508
INDUSTRIALS — 1.8%
Electrical Equipment — 0.6%
	First Solar, Inc. (a)	9,110	1,137,292
Electrical Equipment Total			1,137,292
Professional Services — 1.2%
	CoStar Group, Inc. (a)	27,749	905,173
	FTI Consulting, Inc. (a)	31,280	1,715,395
Professional Services Total			2,620,568
INDUSTRIALS TOTAL			3,757,860
INFORMATION TECHNOLOGY — 82.3%
Communications Equipment — 13.7%
	F5 Networks, Inc. (a)	51,110	1,272,639
	Harris Corp.	96,240	3,356,851
	Neutral Tandem, Inc. (a)	111,000	1,632,810
	Nokia Oyj, ADR	133,580	1,892,829
	Nortel Networks Corp. (a)	2	1
	QUALCOMM, Inc.	378,590	12,709,266
	Research In Motion Ltd. (a)	191,098	8,115,932
Communications Equipment Total			28,980,328
Computers & Peripherals — 14.6%
	Apple, Inc. (a)	245,744	22,773,096
	EMC Corp. (a)	257,810	2,725,052
	Hewlett-Packard Co.	51,220	1,807,042
	NetApp, Inc. (a)	199,500	2,693,250
	Teradata Corp. (a)	67,140	901,690
Computers & Peripherals Total			30,900,130
Electronic Equipment & Instruments — 2.2%
	Agilent Technologies, Inc. (a)	124,510	2,344,523

1

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Electronic Equipment & Instruments — (continued)
PC Connection, Inc. (a)	75,726	388,474
Trimble Navigation Ltd. (a)	95,190	1,938,069
Electronic Equipment & Instruments Total		4,671,066
Internet Software & Services — 6.2%
Ariba, Inc. (a)	236,760	1,905,918
Equinix, Inc. (a)	78,345	3,557,646
Omniture, Inc. (a)	316,441	3,145,424
VeriSign, Inc. (a)	108,040	2,332,584
Vocus, Inc. (a)	116,260	2,112,444
Internet Software & Services Total		13,054,016
IT Services — 7.4%
Accenture Ltd., Class A	123,660	3,830,987
Affiliated Computer Services, Inc., Class A (a)	129,490	5,237,870
Cognizant Technology Solutions Corp., Class A (a)	198,930	3,819,456
Fiserv, Inc. (a)	84,470	2,883,806
IT Services Total		15,772,119
Semiconductors & Semiconductor Equipment — 11.0%
Altera Corp.	153,300	2,255,043
Analog Devices, Inc.	279,361	4,777,073
ASML Holding N.V., N.Y. Registered Shares	185,304	2,840,710
FEI Co. (a)	124,580	2,531,466
Hittite Microwave Corp. (a)	45,210	1,321,036
Intersil Corp., Class A	100,520	910,711
Marvell Technology Group Ltd. (a)	465,910	2,702,278
MEMC Electronic Materials, Inc. (a)	73,970	1,111,030
Microsemi Corp. (a)	51,290	999,642
Monolithic Power Systems, Inc. (a)	64,788	620,021
Netlogic Microsystems, Inc. (a)	44,020	820,533
Tessera Technologies, Inc. (a)	73,255	1,346,427
Varian Semiconductor Equipment Associates, Inc. (a)	63,290	1,164,536
Semiconductors & Semiconductor Equipment Total		23,400,506
Software — 27.2%
Activision Blizzard, Inc. (a)	192,390	2,250,963
Adobe Systems, Inc. (a)	283,760	6,571,882
Amdocs Ltd. (a)	207,080	3,891,033

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — (continued)
	Ansys, Inc. (a)	71,400	2,060,604
	Blackboard, Inc. (a)	95,139	2,343,273
	CA, Inc.	228,600	3,849,624
	Check Point Software Technologies Ltd. (a)	212,380	4,377,152
	Citrix Systems, Inc. (a)	135,475	3,611,763
	Concur Technologies, Inc. (a)	50,321	1,381,311
	Intuit, Inc. (a)	127,620	2,828,059
	McAfee, Inc. (a)	110,920	3,364,204
	Microsoft Corp.	181,440	3,668,717
	Nintendo Co., Ltd.	7,710	2,387,058
	Nuance Communications, Inc. (a)	273,380	2,509,628
	Oracle Corp. (a)	381,300	6,135,117
	Salesforce.com, Inc. (a)	70,000	2,003,400
	SAP AG, ADR	34,990	1,194,559
	Symantec Corp. (a)	265,190	3,190,236
Software Total			57,618,583
INFORMATION TECHNOLOGY TOTAL			174,396,748
TELECOMMUNICATION SERVICES — 4.2%
Wireless Telecommunication Services — 4.2%
	American Tower Corp., Class A (a)	217,113	5,914,158
	SBA Communications Corp., Class A (a)	195,430	3,085,840
Wireless Telecommunication Services Total			8,999,998
TELECOMMUNICATION SERVICES TOTAL			8,999,998

	Total Common Stocks (cost of $244,198,496)		192,882,114

		Par ($)
Short-Term Obligation — 13.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/28/08, due 12/01/08, at 0.150%, collateralized by a U.S. Treasury Obligation maturing 08/15/16, market value $29,332,925 (repurchase proceeds $28,756,359)	28,756,000	28,756,000

	Total Short-Term Obligation (cost of $28,756,000)		28,756,000

	Total Investments — 104.6% (cost of $272,954,496)(b)(c)		221,638,114

	Other Assets & Liabilities, Net — (4.6)%		(9,681,785)

	Net Assets — 100.0%		211,956,329

3

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade.  If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time.  Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

On September 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2008, in valuing the Fund’s assets:

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		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments
	Level 1 — Quoted Prices	$190,495,057	$—
	Level 2 — Other Significant Observable Inputs	31,143,057	—
	Level 3 — Significant Unobservable Inputs	—	—
	Total	$221,638,114	$—

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $272,954,496.

(c)	Unrealized appreciation and depreciation at November 30, 2008, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Depreciation
	$2,673,911	$(53,990,293)	$(51,316,382)

Acronym	Name

ADR	American Depositary Receipt

5

Item  2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2009

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2009